DOCUMENT AND ENTITY INFORMATION (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Entity Registrant Name	Origin Agritech LTD
Entity Central Index Key	0001321851
Current Fiscal Year End Date	--09-30
Entity Filer Category	Accelerated Filer
Trading Symbol	seed
Entity Common Stock, Shares Outstanding	23,382,812
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	0

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
ASSETS
Cash and cash equivalents	$ 24,095	152,789	129,942
Accounts receivable, less allowance for doubtful amounts of RMB2,714 and RMB6,752 as of September 30, 2011 and 2012, respectively (note 4)	1,114	7,065	6,616
Due from related parties (note 3)	328	2,082	5,183
Advances to suppliers (note 5)	1,230	7,802	12,418
Advances to growers	13,909	88,194	78,623
Inventories (note 6)	44,558	282,544	210,826
Income tax recoverable (note 18)	341	2,159	2,155
Other current assets (note 7)	2,587	16,407	65,055
Total current assets	88,162	559,042	510,818
Land use rights, net (note 8)	5,097	32,318	33,094
Plant and equipment, net (note 9)	50,006	317,085	190,094
Equity investments (note 10)	3,538	22,433	20,503
Goodwill (note 2)	1,888	11,973	11,973
Acquired intangible assets, net (note 11)	4,035	25,585	29,232
Deferred income tax assets (note 18)	277	1,755	3,028
Other assets (note 12)	827	5,246	19,640
Total assets	153,830	975,437	818,382
LIABILITIES AND EQUITY
Short-term borrowings (note 13)	5,520	35,000	20,000
Current portion of long-term borrowings (note 13)	630	4,000	0
Accounts payable	793	5,031	5,740
Due to growers	679	4,304	7,947
Due to related parties (note 3)	437	2,769	1,728
Advances from customers	68,608	435,044	397,933
Deferred revenues	3,666	23,243	19,812
Income tax payable (note 18; note 21)	6,160	39,060	39,060
Other payables and accrued expenses (note 14)	8,949	56,744	40,351
Total current liabilities	95,442	605,195	532,571
Long-term borrowings (note 13)	5,520	35,000	0
Other long-term liability (note 15)	3,439	21,810	0
Total liabilities	104,401	662,005	532,571
Commitments and contingencies (note 21)
Shareholders' equity:
Preferred stock (no par value; 1,000,000 shares authorized, none issued)	0	0	0
Common stock (no par value; 60,000,000 shares authorized, 23,382,812 and 23,382,812 shares issued and outstanding as of September 30, 2011 and 2012, respectively)	0	0	0
Additional paid-in capital	62,714	397,671	394,344
Accumulated deficit	(15,923)	(100,967)	(99,533)
Treasury stock at cost (498,851 shares) (note 17)	(4,633)	(29,377)	(29,377)
Accumulated other comprehensive loss	(990)	(6,280)	(6,397)
Total Origin Agritech Limited shareholders' equity	41,168	261,047	259,037
Non-controlling interests	8,261	52,385	26,774
Total equity	49,429	313,432	285,811
Total liabilities and equity	$ 153,830	975,437	818,382

CONSOLIDATED BALANCE SHEETS [Parenthetical] (CNY) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Allowance for doubtful accounts receivable (in RMB)	6,752	2,714
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	23,382,812	23,382,812
Common stock, shares outstanding	23,382,812	23,382,812
Treasury stock, shares	498,851	498,851

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Revenues	$ 87,070	552,111	567,434	584,860
Cost of revenues	(61,155)	(387,783)	(371,591)	(353,587)
Gross profit	25,915	164,328	195,843	231,273
Operating expenses
Selling and marketing	(8,900)	(56,437)	(56,831)	(52,227)
General and administrative	(12,236)	(77,585)	(86,748)	(78,708)
Research and development	(5,934)	(37,629)	(44,771)	(38,356)
Other income, net	608	3,852	5,120	2,340
Total operating expenses, net	(26,462)	(167,799)	(183,230)	(166,951)
Income(loss) from operations	(547)	(3,471)	12,613	64,322
Interest expense	(635)	(4,029)	(1,469)	(8,539)
Share of net income of equity investments	636	4,030	1,616	9,370
Gain on disposal of an equity investment	0	0	0	8,883
Loss on liquidation of a subsidiary	0	0	(13,582)	0
Interest income	401	2,547	1,771	1,634
Income (loss) before income taxes	(145)	(923)	949	75,670
Income tax expense (note 18)
Current	(93)	(589)	(6,991)	(4,046)
Deferred	(201)	(1,273)	(6,739)	(5,273)
Income tax expense	(294)	(1,862)	(13,730)	(9,319)
Net income (loss)	(439)	(2,785)	(12,781)	66,351
Less: Net income (loss) attributable to non-controlling interests	(213)	(1,351)	10,298	17,298
Net income (loss) attributable to Origin Agritech Limited	(226)	(1,434)	(23,079)	49,053
Other comprehensive income (loss)
Net income (loss)	(439)	(2,785)	(12,781)	66,351
Foreign currency translation difference	19	117	2,939	1,067
Comprehensive income (loss)	(420)	(2,668)	(9,842)	67,418
Less: Comprehensive income (loss) attributable to non-controlling interests	(213)	(1,351)	10,298	17,298
Comprehensive income (loss) attributable to Origin Agritech Limited	$ (207)	(1,317)	(20,140)	50,120
Net income (loss) attributable to Origin Agritech Limited per share basic (note 19) (in dollars per share)	$ (0.01)	(0.06)	(1)	2.12
Net income (loss) attributable to Origin Agritech Limited per share diluted (note 19) (in dollars per share)	$ (0.01)	(0.06)	(1)	2.1
Shares used in calculating basic net income (loss) per share (in shares)	23,382,812	23,382,812	23,351,615	23,189,464
Shares used in calculating diluted net income (loss) per share (in shares)	23,382,812	23,382,812	23,351,615	23,337,265

CONSOLIDATED STATEMENTS OF EQUITY In Thousands, except Share data	Common Stock [Member] CNY	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY	Total USD ($)	Total CNY
Balance at Sep. 30, 2009	0		391,620		(125,507)		(10,403)		(29,377)		51,389		277,722
Balance (in shares) at Sep. 30, 2009	23,013,692
Net income for the year	0		0		49,053		0		0		17,298		66,351
Issuance of common stock upon exercise of share options	0		6,535		0		0		0		0		6,535
Issuance of common stock upon exercise of share options (in shares)	278,720
Acquisition of additional equity interest in a subsidiary from non-controlling interests			(15,971)		0		0		0		(8,229)		(24,200)
Share-based compensation expense			4,868		0		0		0		0		4,868
Acquisition of a subsidiary	0		0		0		0		0		3,538		3,538
Dividend paid to non-controlling interests	0		0		0		0		0		(6,907)		(6,907)
Translation adjustment	0		0		0		1,067		0		0		1,067
Balance at Sep. 30, 2010	0		387,052		(76,454)		(9,336)		(29,377)		57,089		328,974
Balance (in shares) at Sep. 30, 2010	23,292,412
Net income for the year	0		0		(23,079)		0		0		10,298		(12,781)
Issuance of common stock upon exercise of share options	0		2,654		0		0		0		0		2,654
Issuance of common stock upon exercise of share options (in shares)	90,400
Share-based compensation expense	0		4,638		0		0		0		0		4,638
Acquisition of a subsidiary	0		0		0		0		0		19,600		19,600
Liquidation of a subsidiary	0		0		0		0		0		(48,123)		(48,123)
Dividend paid to non-controlling interests	0		0		0		0		0		(12,090)		(12,090)
Translation adjustment	0		0		0		2,939		0		0		2,939
Balance at Sep. 30, 2011	0		394,344		(99,533)		(6,397)		(29,377)		26,774		285,811
Balance (in shares) at Sep. 30, 2011	23,382,812
Net income for the year	0		0		(1,434)		0		0		(1,351)	(439)	(2,785)
Share-based compensation expense	0		3,327		0		0		0		0		3,327
Capital injection from a non-controlling shareholder	0		0		0		0		0		29,400		29,400
Disposal of non-controlling interest in a subsidiary	0		0		0		0		0		(2,438)		(2,438)
Translation adjustment	0		0		0		117		0		0	19	117
Balance at Sep. 30, 2012	0	$ 62,714	397,671	$ (15,923)	(100,967)	$ (990)	(6,280)	$ (4,633)	(29,377)	$ 8,261	52,385	$ 49,429	313,432
Balance (in shares) at Sep. 30, 2012	23,382,812

CONSOLIDATED STATEMENTS OF EQUITY [Parenthetical]	Sep. 30, 2012
Foreign Currency Exchange Rate, Translation	6.341

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Operating activities:
Net income (loss) attributable to Origin Agritech Limited	$ (226)	(1,434)	(23,079)	49,053
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3,082	19,541	23,307	21,712
Loss (gain) on disposal of plant and equipment	221	1,401	6,252	(26)
Gain on disposal of a land use right	(130)	(825)	0	0
Gain on disposal of an equity investment	0	0	0	(8,883)
Loss on disposal of Kunfeng's assets	286	1,814	0	0
Loss on liquidation of a subsidiary	0	0	13,582	0
Impairment on receivables	637	4,038	1,872	0
Inventory write down	4,329	27,453	12,978	14,971
Deferred income tax assets	(201)	(1,273)	(6,739)	(5,273)
Non-controlling interests	(213)	(1,351)	10,298	17,298
Share-based compensation expense	525	3,327	4,638	4,868
Share of net income of equity investments	(636)	(4,030)	(1,616)	(9,370)
Changes in operating assets and liabilities:
Accounts receivable, net	(708)	(4,486)	1,560	(4,356)
Due from related parties	489	3,101	(76)	1,897
Advances to growers	(1,509)	(9,571)	(37,932)	(16,010)
Advances to suppliers	728	4,616	(8,432)	2,940
Inventories	(16,122)	(102,230)	15,175	45,783
Income tax recoverable	(1)	(4)	590	(1,020)
Other current assets	7,672	48,648	4	98
Other assets	2,270	14,394	(3,010)	3,193
Accounts payable	(112)	(709)	(3,220)	(5,137)
Due to growers	(574)	(3,643)	(34,239)	32,567
Due to related parties	164	1,041	984	(7,773)
Advances from customers	5,853	37,111	49,136	128,834
Deferred revenues	541	3,431	(3,299)	4,831
Income tax payable	0	0	4,113	4,414
Other long-term liabilities	3,439	21,810	(7,003)	9,426
Other payables and accrued expenses	2,838	17,997	8,135	4,020
Net cash provided by operating activities	13,044	82,713	37,457	298,604
Investing activities:
Dividends received	331	2,100	2,467	1,200
Purchase of plant and equipment	(16,435)	(104,214)	(56,332)	(15,839)
Liquidation of a subsidiary	0	0	(67,980)	0
Proceeds from disposal of an equity investment	0	0	0	50,000
Additional capital injection to an equity investment	0	0	(600)	0
Proceeds from disposal of land use right	180	1,140	0	0
Proceeds from disposal of plant and equipment	867	5,495	0	247
Deposits for purchase of acquired technology and land use rights	0	0	(1,280)	(39)
Deposits for purchase of plant and equipment	(6,919)	(43,874)	(11,468)	(3,044)
Business acquisition, net of cash acquired	0	0	0	(10,540)
Purchase of land use rights	(68)	(431)	0	0
Purchase of intangible assets	(568)	(3,599)	(19,197)	(6,880)
Net cash provided by (used in) investing activities	(22,612)	(143,383)	(154,390)	15,105
Financing activities:
Restricted bank deposits	0	0	0	500
Proceeds from short-term borrowings	16,559	105,000	20,000	191,900
Repayment of short-term borrowings	(14,193)	(90,000)	(85,900)	(186,290)
Proceeds from long-term borrowings	6,150	39,000
Repurchase of convertible notes	0	0	0	(117,896)
Acquisition of additional equity interest from non-controlling shareholders	0	0	0	(24,200)
Capital injection from a non-controlling shareholder	4,636	29,400	19,600	0
Dividends paid to non-controlling shareholders	0	0	(12,090)	(6,908)
Proceeds from exercise of share options	0	0	2,654	6,535
Net cash (used in) provided by financing activities	13,152	83,400	(55,736)	(136,359)
Net increase (decrease) in cash and cash equivalents	3,584	22,730	(172,669)	177,350
Cash and cash equivalents, beginning of year	20,492	129,942	299,672	121,255
Effect of exchange rate changes on cash and cash equivalents	19	117	2,939	1,067
Cash and cash equivalents, end of year	24,095	152,789	129,942	299,672
Supplemental disclosures of cash flow information:
Income taxes paid	93	589	6,990	652
Interest paid	635	4,029	1,469	8,539
Supplemental disclosure of non-cash investing activities:
Disposal of assets in lieu of payment for liabilities	286	1,814	0	0
Other current assets to be received from liquidation of a subsidiary	$ 0	0	45,236	0

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Origin Agritech Limited (“Agritech”), incorporated under the laws of the British Virgin Islands, and its subsidiaries and variable interest entities (together, the “Company”) are principally engaged in hybrid crop seed development, production and distribution. As of September 30, 2012, details of the Company’s subsidiaries and variable interest entities are as follows:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited (“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment holding

Beijing Origin State Harvest	December 1, 2004	People’s Republic	100%	Hybrid seed
Biotechnology Limited (“BioTech”)		of China (“PRC”)		Technology development

Shandong Kunfeng Biochemical Limited (note (iii)) (“Kunfeng”)	June 14, 2006	PRC	100%	Agricultural chemical producer

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development,
				production and
				distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Changchun Origin Seed Technology Development Limited (note (i); note (iv)) (“Changchun Origin”)	April 29, 2003	PRC	99.83%	Hybrid crop seed development, production and distribution

Linze Origin Seed Limited (note (i))	November 18, 2008	PRC	100%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (“Xinjiang Origin”) (note (i); note (ii))	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Denong Zhengcheng Seed Limited (note v) (“Denong”)	June 21, 2000	PRC	98.58%	Hybrid seed development, production and distribution

Note (i):	Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.
Note (ii):	During the year, both Beijing Origin and the non-controlling interest made capital injection to Xinjiang Originbo Seed Company Limited, leading to an increase in its paid in capital to RMB100,000 from RMB40,000 in last year. Subsequent to the capital injection, Beijing Origin holds a 51% ownership interest in Xinjiang Origin.

Note (iii):	As of April 6, 2012, Kunfeng has completed its restructuring procedures and is now a wholly owned subsidiary of BioTech.
Note (iv):	In July 2012, Beijing Origin made capital injection to Changchun Origin, leading to an increase in its paid in capital to RMB30,000 from 5,000 in last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 99.83% from 99% last year.
Note (v):	In June 2012, Beijing Origin made capital injection to Denong, leading to an increase in its paid in capital to RMB120,000 from 80,000 last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 98.58% from 97.87% last year.

The Share Exchange Transaction

On December 20, 2004, Chardan China Acquisition Corp. (“Chardan”) entered into a Stock Purchase Agreement with State Harvest, and all the stockholders of State Harvest for Chardan’s acquisition of State Harvest. For the acquisition, Chardan formed its wholly owned subsidiary, Agritech. On November 8, 2005, the closing date of the acquisition (the “Closing Date”), Chardan merged with and into Agritech for the purpose of re-domestication out of the United States. The re-domestication merger was achieved by a one-for-one exchange of all the outstanding common shares of Chardan for common shares of Agritech and the assumption of all the rights and obligations of Chardan by Origin Agritech, including assumption of the outstanding warrants of Chardan. Immediately after the re-domestication merger, Agritech acquired all the common stock of State Harvest by the issuance of shares and payments of cash consideration to the then shareholders of State Harvest (“State Harvest Shareholders”) or their designee, making it a wholly owned subsidiary (the “Share Exchange Transaction”). State Harvest Shareholders and their designee were paid an aggregate of US$10,000 in cash, using the funds held in the trust account of Chardan, and was issued an aggregate of 10,000,000 shares of Agritech common stock for all the outstanding common stock of State Harvest. The Share Exchange Transaction was accounted for as a reverse acquisition in which State Harvest was deemed to be the accounting acquirer and Agritech the legal acquirer. The payments of the cash consideration are accounted for as a deemed distribution.

Of the cash portion of the purchase price, US$250 has been held back for one year by Agritech to secure certain indemnification obligations of State Harvest Shareholders and their designee. Other than the issuance of the above-mentioned 10,000,000 shares, Agritech has issued 200,000 shares to a financial advisor in connection with the Share Exchange Transaction.

As a result of the Share Exchange Transaction the historical consolidated financial statements of the Company for the periods prior to the Closing Date are those of State Harvest and its majority owned subsidiaries and its variable interest entity, Beijing Origin and all references to the consolidated financial statements of the Company apply to the historical consolidated financial statements of State Harvest, its majority owned subsidiary and Beijing Origin prior to the Closing Date and the consolidated financial statements of Agritech and its majority owned subsidiaries and Beijing Origin subsequent to the Closing Date. The Company’s equity components are stated in terms of State Harvest before the Closing Date, with an adjustment to reflect the effects of the reverse acquisition on the equity components at the Closing Date.

As Chardan was a non-operating public shell company before the Share Exchange Transaction, no goodwill has been recorded in connection with the Share Exchange Transaction and the costs incurred in connection with such transaction have been charged directly to equity as there was sufficient equity to absorb the costs. The net book value of acquired assets and liabilities pursuant to the Share Exchange Transaction is as follows:

RMB
Net assets acquired:
Cash	163,517
Other current assets	6,201
Due to State Harvest Shareholders and their designee	(2,022)
Other payables and accrued expenses	(965)

166,731
Less: Transaction costs paid in cash	(14,430)
Tax effect of the Share Exchange Transaction	(39,060)

113,241

Additional purchase price payments would be made to State Harvest Shareholders and their designee, up to an aggregate of US$15,000 if either of the following occurs during any fiscal year of Agritech after the Closing Date until December 31, 2008 (or June 30, 2009 if the fiscal year is changed to a July 1−June 30 fiscal year) from funds generated in the additional financing or from operational earnings as described below:

(1)	If Agritech receives at least US$40,000 in gross proceeds in additional financing as a result (i) of the call of the issued and outstanding public warrants assumed by Agritech at the closing; (ii) Agritech’s successful completion of a follow-on offering; or (iii) a private investment into Agritech by a strategic investor (“Financing Adjustment”), then Agritech will pay an additional US$15,000 to State Harvest Shareholders and their designee; or

(2)	If Origin generates net positive cash flow of US$2,000 or more on a consolidated basis (“Earnings Adjustment”), then State Harvest Shareholders and their designee will be entitled to receive 75% of the net positive cash flow up to a maximum of US$7,500 per fiscal year and US$15,000 in the aggregate.

If both an Earnings Adjustment and a Financing Adjustment occur, the maximum aggregate amount to be paid to State Harvest Shareholders from one or both adjustments is US$15,000.

As of September 30, 2006, Agritech received US$40,218 (equivalent to approximately RMB324,584) in gross proceeds as a result of the call of the issued and outstanding warrants assumed by Agritech on the Closing Date. Accordingly, Agritech paid an additional US$15,000 (equivalent to approximately RMB120,981) to State Harvest Shareholders and their designee. The payments of the additional purchase price are accounted for as a deemed distribution.

As a part of the Share Exchange Transaction, Agritech assumed 4,025,000 shares of common stock, 8,050,000 Redeemable Common Stock Purchase Warrants (“Warrants”) and 350,000 Unit Purchase Options (“UPO”) issued by Chardan. There was no re-measurement required for these assumed Warrants and UPO because such assumption is part of the recapitalization in connection with the Share Exchange Transaction. All Warrants and UPO have been either exercised or expired as of September 30, 2011.

As further additional purchase price, certain State Harvest Shareholders and their designee will be issued an aggregate of 1,500,000 shares of common stock of Agritech for any of the next four years if, on a consolidated basis, Agritech generates after-tax profits (excluding after-tax operating profits from any subsequent acquisitions of securities that have a dilutive effect and before the expenses of this transaction and director and employee option expense) of at least the following amounts:

After-tax profit
US$
Twelve months ended June 30,
2006	11,000
2007	16,000
2008	21,000
2009	29,000

Although the outcome for the twelve months ended June 30, 2006 has been achieved, the Board decided that the 1,500,000 shares of common stock will not be issued upon a waiver signed by those certain State Harvest Shareholders and their designee but they do not waive or modify in any respect other additional stock purchase price.

The management considered the after-tax profits has not been achieved for the twelve months ended June 30, 2007, 2008 and 2009.

Reorganization of State Harvest prior to the Share Exchange Transaction

On December 1, 2004, State Harvest established BioTech, a wholly-owned foreign enterprise (“WOFE”) under the laws of the PRC with an operating period of 20 years.

Under PRC law, foreign entities are not currently permitted to own more than 49% of a seed production company. In order to address those restrictions, State Harvest conducts substantially all of its business through contractual agreements with its variable interest entity (“VIE”), Beijing Origin. These agreements are summarized in the following paragraphs.

Stock Consignment Agreements

As discussed above in “Foreign Ownership Restrictions,” under Chinese law, foreign ownership of businesses engaged in the breeding of new varieties, development, production, marketing, distribution and sale of hybrid food crop seeds is limited to 49% pursuant to the Regulation on the Approval and Registration of Foreign Investment Enterprises in Agricultural Seed Industry and The Foreign Investment Industrial Guidance Catalogue. State Harvest, as a non-Chinese corporation, may not directly own more than 49% of any of the PRC Operating Companies. However, Chinese law does not forbid the owner of stock to consign rights associated with the stock, as long as the owner does not transfer title to the stock. To gain control over the PRC Operating Companies, State Harvest entered into a series of stock consignment agreements with shareholders of those companies.

State Harvest has been assigned 97.96% voting rights by the shareholders of Beijing Origin through a consignment agreement which includes the following terms: (1) The shares of Beijing Origin cannot be transferred without the approval of State Harvest; (2) State Harvest has the right to appoint all directors and senior management personnel of Beijing Origin and (3) The shareholder rights including voting rights require the transfer of the shares of Beijing Origin to State Harvest or any party designated by State Harvest within three years upon the removal of the PRC legal restriction.

Technical Service Agreements

Beijing Origin entered into Technical Service Agreements with BioTech dated December 25, 2004. Under these agreements, BioTech shall provide, with its own technical research resource and team, technical services for the production and distribution of agricultural seeds during the period of the agreements. In return, Beijing Origin is required to pay BioTech service fee calculated according to the weight of corn, rice and cotton seeds sold by the Beijing Origin.

Through the contractual agreements described above, State Harvest is deemed the sole beneficiary of Beijing Origin resulting in Beijing Origin being deemed a subsidiary of State Harvest under the requirements of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810-10-05 (former Financial Interpretation 46 (Revised) “Consolidation of Variable Interest Entities” (FIN 46(R))). The agreements described above provided for effective control of Beijing Origin to be transferred to State Harvest at December 25, 2004. Neither State Harvest nor BioTech had any operating activity prior to entering into the consignment agreements with Beijing Origin. In substance, State Harvest has substantially all the same shareholders of Beijing Origin. This transaction has been accounted for on a basis similar to reorganization between entities under common control. Accordingly, State Harvest’s consolidated financial statements are prepared by including the consolidated financial statements of Beijing Origin through December 24, 2004, and subsequently the Company’s consolidated financial statements include the financial statements of State Harvest, its majority owned subsidiary and Beijing Origin through the date of the Share Exchange Transaction.

Risks in relation to the VIE structure

Three of our PRC operating subsidiaries are controlled subsidiaries through stock consignment agreements rather than by direct ownership of shares, the terms of which may have to be enforced, which would require us to incur extra costs, create uncertainty as to ownership of the operating businesses involved and risk the possible loss of rights. There is the risk, however, that a consigning shareholder will not fulfill its obligations under the stock consignment agreement. In that event, we may need to resort to the PRC courts to have our rights under the applicable agreement enforced. Such enforcement will cause us to incur legal expenses. In addition, while a case is pending there will be uncertainty regarding our rights as to the three PRC operating subsidiaries involved. In addition, a PRC court may decide not to enforce the agreements in whole or in part. To the extent these agreements are neither observed nor enforced as intended, the PRC operating subsidiaries will not be controlled by us as intended, which will affect our enterprise value and restrict our ability to obtain the income and other rights of ownership associated with the consigned stock. It may also prevent the consolidation of our financial statements with the PRC operating subsidiaries, which would reduce the reported earnings of the consolidated companies. The uncertainty of ownership may also adversely affect the market value of our ordinary shares.

Whether or not a stock consignment agreement is terminated depends on the consensus of our Board and the consignees. Any such termination could result in a possible loss of certain rights or assets held by us without receiving fair value in return. The stock consignment agreements relating to our control of the stock of our PRC operating subsidiaries may be terminated after three years upon mutual agreement between us and the consignees. Holding this amount of stock will allow these officers to control or greatly influence the selection of directors and matters submitted to a vote of our shareholders, including voting to terminate the stock consignment agreements.

There are corporate protections in place designed to protect our interests, such as an independent Board of Directors, an audit committee comprised of independent directors that must approve insider transactions, a code of conduct requiring fair dealing with the Company, and the British Virgin Islands statutory provision that a disposition of more than 50% of the assets of a company must be approved by a majority of the shareholders. Moreover, if consigned stock is transferred to us as provided in the stock consignment agreements when the restrictions under PRC law are lifted, that stock will no longer be subject to the stock consignment agreements, and the termination of the stock consignment agreements would then have no effect on the ownership of that stock. However, if the stock consignment agreements are terminated, then we would lose our rights with respect to the consigned stock and the profits from the issuing corporation. Such a loss would impair the value of the Company and would reduce our ability to generate revenues.

The revenues of the Company has been generated from VIE and its subsidiaries for the year ended September 30, 2010, 2011 and 2012 are 97.96%, 96.63% and 96.41%, respectively. VIE and its subsidiaries also account for 93% and 96.41% of the total assets of the Company as at September 30, 2011 and 2012 respectively.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”); include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries and variable interest entities. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Convenience translation into United States dollars

The consolidated financial statements are presented in Renminbi. The translation of Renminbi amounts into United States dollar amounts has been made for the convenience of the reader and has been made at the exchange rate quoted by the middle rate by the State Administration of Foreign Exchange in China on September 30, 2012 of RMB6.3410 to US$1.00. Such translation amounts should not be construed as representations that the Renminbi amounts could be readily converted into United States dollar amounts at that rate or any other rate.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include inventory valuation, useful lives of plant and equipment and acquired intangible assets, the valuation allowance for deferred income tax assets and the valuation of embedded derivatives of the convertible notes. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash accounts, interest bearing savings accounts, time certificates of deposit and debt securities with a maturities of three months or less when purchased.

Inventories

Inventories are stated at the lower of cost, determined by weighted-average method, or market. Work-in-progress and finished goods inventories consist of raw materials, direct labor and overhead associated with the manufacturing process.

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the term of the land use right agreements on a straight-line basis for the beneficial period.

Plant and equipment, net

Plant and equipment are recorded at cost less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Plant and building	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5-8 years
Motor vehicles	5-10 years
Leasehold improvements	Shorter of the useful lives or the lease term

The Company constructs certain of its facilities. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, and equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are placed in service.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no capital leases for any of the periods presented.

Goodwill

Goodwill represents the excess of aggregate purchase price over the fair value of net assets acquired in a business combination. Goodwill is not amortized, but instead tested for impairment at least annually or more frequently if certain circumstances indicate a possible impairment may exist. The Company adopted FASB ASC 350-10 and performs its annual impairment review of goodwill on September 30 of each year. Management evaluates the recoverability of goodwill using a two-step impairment test approach at the reporting unit level, which is determined to be the enterprise level. In the first step, the fair value of the reporting unit is compared to its carrying value including goodwill. Second, if the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the goodwill over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a business combination.

The carrying amount of the goodwill at September 30, 2011 and 2012 represents the cost arising from the business combinations in previous years and no impairment on goodwill was recognized for any of the periods presented for the Company. The movement for goodwill is as follow:

	September 30,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of year	16,665	16,665	11,973
Additions	-	-	-
Written off	-	(4,692)	-

	16,665	11,973	11,973

Acquired intangible assets, net

Acquired intangible assets primarily consist of purchased technology rights and distribution network and are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of these assets and recorded in operating expenses. Amortization is calculated on a straight-line basis over the following estimated useful lives for the main acquired intangible assets:

Technology rights for licensed seeds	3-20 years
Distribution network	6-14 years
Trademark	Indefinite

Trademarks, which have indefinite live, are not amortized, but are reviewed for impairment at least annually, at year end date, or earlier upon the occurrence of certain triggering events.

Valuation of long-lived asset

The Company reviews the carrying value of long-lived assets to be held and used, including other intangible assets subject to amortization, when events and circumstances warrants such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset and intangible assets. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets and intangible assets to be disposed are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Revenue recognition

The Company derives its revenues primarily from the sale of various branded conventional seeds and branded seeds with biotechnology traits.

Revenue is recognized when pervasive evidence of an arrangement exists, products have been delivered, the price is fixed or determinable, collectability is reasonably assured and the right of return has expired. The Company generally determines the final selling price after a period the goods are delivered to the customers. Accordingly, the Company defers revenues recognition until the selling price has been finalized with the customers.

The estimated amounts of revenues billed in excess of revenues recognized are recorded as deferred revenues.

Government subsidies

A government subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received.

When the Company received the government subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are deferred and recorded under other payables and accrued expenses, and other long-term liability. The reclassification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled.

The Company received several financial supports from various levels of the government. In fiscal years 2011 and 2012, the Company received government subsidies of RMB nil and RMB14,000 respectively for plant and equipment projects; RMB nil and RMB10,900 respectively for land use right; and RMB nil and RMB3,640 for R&D and others. Government subsidies recognized as other income in the statement of income for the year ended September 30, 2010, 2011 and 2012, were RMB1,362, RMB nil and RMB3,846, respectively.

Cost of revenues

Cost of revenues consists of expenses directly related to sales, including the purchase prices and development costs for seeds and, during the fiscal years ended September 30, 2011 and 2012, agricultural chemical products, depreciation and amortization, impairment of inventory, shipping and handling costs, salary and compensation, supplies, license fees, and rent.

Research and development costs

Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred.

Advertising costs

Advertising costs are expensed when incurred and included in selling and marketing expenses. For the years ended September 30, 2010, 2011 and 2012, advertising costs were RMB1,560, RMB1,126 and RMB3,215, respectively.

Shipping and handling cost

The Company includes shipping and handling costs as either cost of goods sold or selling and administrative expenses depending on the nature of the expenses. Shipping and handling costs which relate to transportation of products to customers’ locations is charged to selling and marketing expenses and shipping and handling which relate to the transportation of goods to factories from suppliers and from one factory to another is charged to cost of revenues.

For the years ended September 30, 2010, 2011 and 2012, shipping and handling cost included in selling and marketing expenses were RMB12,164, RMB10,503, and RMB11,446 respectively.

Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company records an allowance for uncollectible accounts for this risk.

Income taxes

Deferred income taxes are recognized for the future tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net of operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The Company adopted FASB ASC 740-10. The Company’s policy on classification of all interest and penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

Foreign currency translation

The functional currency of the Company excluding Agritech and State Harvest is Renminbi. Monetary assets and liabilities denominated in currencies other than Renminbi are translated into Renminbi at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than Renminbi are converted into Renminbi at the applicable rates of exchange prevailing the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.

The functional currency of Agritech and State Harvest are maintained in United State dollars. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive (loss)/income. The Company has chosen Renminbi as its reporting currency.

Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Comprehensive income for the years has been disclosed within the consolidated statements of income and comprehensive income for presentational purpose of the disclosure of comprehensive income attributable to Agritech and the non-controlling interests respectively.

Income per share

Basic income per share is computed by dividing net income by the weighted average number of common shares outstanding during the years. Diluted income per share gives effect to all dilutive potential common shares outstanding during the years. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Share-based compensation

The Company adopts FASB ASC 718-10. ASC 718-10 requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Fair value measurement

The Company adopted FASB ASC 820-10, and which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820-10 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

ASC 820-10 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Recently issued accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU No. 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is a new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. It is applicable to the Company’s fiscal year beginning January 1, 2012. Currently, the Company evaluated the effect of ASU 2011-05 on its financial statements and does not expect its adoption will have a material effect on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which specifies that an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit, as described in FASB ASC 350-20-35-4. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any, as described in FASB ASC 350-20-35-9. Under the amendments in ASU No. 2011-08, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of ASU No. 2010-28 is not expected to have any impact on the Company’s financial position, results of operations and cash flows.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): disclosures about Offsetting Assets and Liabilities, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. Its adoption of ASU 2011-11 is not expected to have material impact on its consolidated financial statements.

ASU 2011-05 was modified by the issuance of ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 in December 2011, which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company believes that its adoption of ASU 2011-12 will not have any material impact on its consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, which allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. The new guidance allows an entity the option to first assess qualitatively whether it is more likely than not (that is, a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, thus necessitating that it perform the quantitative impairment test. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired. The new guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted for annual and interim impairment tests performed as of a date before July 27, 2012, if the financial statements for the most recent annual or interim period have not yet been issued. The Company will adopt the provisions of this new guidance on October 1, 2012. The Company believes that its adoption of ASU 2012-02 will not have any material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements, which makes certain technical corrections and “conforming fair value amendments” to the FASB Accounting Standards Codification. The amendments affect various codification topics and apply to all reporting entities within the scope of those topics. These provisions of the amendment are effective upon issuance, except for amendments that are subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2012-04 will not have any material impact on its consolidated financial statements.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.	RELATED PARTY BALANCES AND TRANSACTIONS

(1)	Related party relationships

Name of related parties	Relationship
Jinong	Being an equity investment of the Company (note 10)
Liyu	Being an equity investment of the Company (note 10)
Henan Agriculture University	Being the non-controlling interest of Beijing Origin
Xinjiang Jinbo Seed Limited	Being the non-controlling interest of Xinjiang Origin

(2)	Due from related parties

	September 30,
	2011	2012
	RMB	RMB

Jinong	3,505	-
Henan Agriculture University (note (i))	24	2,082
Non-controlling interests of Denong	7	-
Xinjiang Jinbo Seed Limited	1,447	-
Non-controlling interests of Kunfeng	200	-

	5,183	2,082

Note (i):   The balance as of September 30, 2012 represented the research funding from Origin to SK Wu Research Institute (through Henan Agriculture University), which is jointly sponsored by the provincial government of Henan Province and Origin.

(3)	Due to related parties

	September 30,
	2011	2012
	RMB	RMB

Non-controlling interests of Denong	113	-
Xinjiang Jinbo Seed Limited	-	950
Companies controlled by the Company’s directors	1,385	1,366
Ex-shareholders of State Harvest	140	156
Liyu	90	297

	1,728	2,769

(4)	Transactions with related parties

(a)	Sales to

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Jinong	-	2,000	8,319

(b)	Purchases from

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Biocentury	116	-	-
Liyu	240	90	-
Xinjiang Jinbo Seed Limited	-	-	2,788
Jinong	6	-	25,984

	362	90	28,772

(c)	Technology usage fees charged by

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Liyu	5,471	5,953	9,541
Henan Agriculture University	68	-	-
Non-controlling interests of Denong	599	602	-
Biocentury	306	-	-

	6,444	6,555	9,541

The above amounts related to technology usage fees paid to certain related party research centers for the exclusive right to use certain seed technologies.

(d)	Purchases of plant and equipment from

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Jinong	150	-	-

(e)	Rental expense paid for plant and equipment

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Jinong	935	468	-

(f)	Research & Development expenses

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Holding company of Jinong	5,000	5,000	-

(g)	Dividend received from

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Liyu	1,200	2,467	2,100

(h)	Dividend paid to

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Jinong	5,025	10,050	-

ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2012
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE

Accounts receivable consists of trade receivables resulting from sales of products during the normal course of business.

Allowance for doubtful account is as follows:

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of year	842	842	2,714
Additions	-	1,872	4,038

Balance at end of year	842	2,714	6,752

The additions in allowance for doubtful account were recorded in general and administrative expenses. The increase was mainly caused by that full allowance were provided for the accounts receivable balance in Kunfeng.

ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2012
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
5.	ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Purchases of materials	7,460	2,357
Prepayments for advertisement	280	620
Prepayments for transportation fee	-	928
Prepayments for operating lease	218	186
Prepayments for testing fee	284	134
Utility deposit	935	977
Deposits for research and development fee	1,301	1,050
Deposits for housing fund center	323	-
Prepayment for seed usage right	-	574
Others	1,617	976

	12,418	7,802

Advances to suppliers mainly represent deposits paid but related materials and services have not been provided to the Company.

INVENTORIES	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

Inventories consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Work in progress and supplies	197,118	266,632
Finished goods	34,961	43,459
Provision	(21,253)	(27,547)

	210,826	282,544

As of September 30, 2011 and 2012, goods already delivered to customers but still recorded in finished goods, amounted to RMB10,200 and RMB10,959, respectively. As the Company does not recognize revenues until the selling prices of respective goods have been finalized with the customers, goods delivered to customers as mentioned above will only be transferred to cost of revenues when related revenues is recognized.

Provision for inventories is as below:

	Years ended September 30,
	2011	2012
	RMB	RMB

Balance at beginning of year	22,026	21,253
Additions	12,978	27,453
Write-off	(13,751)	(21,159)

Balance at end of year	21,253	27,547

OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2012
Other Current Assets [Abstract]
Other Current Assets Disclosure [Text Block]
7.	OTHER CURRENT ASSETS

Other current assets consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Advances to staff for business use	8,287	8,368
Refundable deposit for a cancelled project	241	-
Receivable from liquidation of Jilin Changrong	45,236	-
Receivable from liquidation of Changji	1,751	-
Loan to a customer (note (i))	3,000	-
Deposits for rental	2,666	3,999
Deposits for research and development	2,195	-
Deposits for land use right	-	2,805
Others	1,679	1,235

	65,055	16,407

Note (i): The balance represented the loan to one of the customers in Denong with the interest rate of 6.1% per annum. Full repayment was received in February 2012 together with the interest.

LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2012
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
8.	LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Land use rights	36,569	36,399
Accumulated amortization	(3,475)	(4,081)

Land use rights, net	33,094	32,318

Land use rights with net values of RMB453 and RMB2,546 have been pledged as collateral for bank loans as of September 30, 2011 and 2012.

Amortization expenses for the years ended September 30, 2010, 2011 and 2012 were RMB489, RMB502 and RMB892, respectively.

PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Plant and building	140,301	155,343
Machinery and equipment	52,972	73,824
Furniture and office equipment	11,466	11,536
Motor vehicles	18,338	10,194
Leasehold improvements	212	212

Total	223,289	251,109
Accumulated depreciation	(61,438)	(66,000)
Construction in progress	28,243	131,976

Plant and equipment, net	190,094	317,085

Included in plant and building with net values of RMB6,882 and RMB35,570 have been pledged for bank loans as of September 30, 2011 and 2012.

The depreciation expenses for the years ended September 30, 2010, 2011 and 2012 were RMB11,531, RMB16,235, and RMB12,803, respectively.

Construction in progress refers to mainly the new office buildings, production lines and other production facilities under construction.

EQUITY INVESTMENTS	12 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

10.         EQUITY INVESTMENTS

Equity investments consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Equity method investment	20,503	3,712
Cost method investment	-	18,721
	20,503	22,433

Liyu

The Company owns 30% equity interest in Liyu and accounts for the investment in Liyu under the equity method. For the years ended September 30, 2010, 2011 and 2012, the Company recorded its pro-rata share of earnings in Liyu of RMB497, RMB2,954 and RMB4,030 respectively. The Company also received dividends of RMB1,200, RMB2,467 and RMB2,100 respectively from Liyu for each of the years ended September 30, 2010, 2011 and 2012. The dividend received was accounted for as a reduction in equity investments.

Jinong

The Company owns 23% equity interest in Jinong and accounts for the investment under the equity method before fiscal year 2011. While one shareholder of Jinong increased its investment and the share owned by the Company reduced to 17.94% in this year, the Company has no significant influence in Jinong anymore and the accounting for the investment changed to cost method. For the years ended September 30, 2010, 2011, the Company recorded its pro-rata share of earnings (losses) in Jinong of RMB1,215 and RMB(1,345), respectively. We assessed the impairment of the investment as of September 30, 2012. As the share of net equity the Company owned is greater than the investment cost, no impairment noted.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

11.         ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Technology rights for licensed seeds	74,723	78,323
Distribution network	6,739	6,739
Trademark and certificates	1,687	-
Others	4,763	4,763

	87,912	89,825
Accumulated amortization	(54,366)	(59,926)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	29,232	25,585

Amortization expenses for the years ended September 30, 2010, 2011 and 2012 were RMB9,692, RMB8,870 and RMB5,846, respectively.

No impairment provision has been charged for the years ended September 30, 2010, 2011 and 2012.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2013	4,619
2014	3,786
2015	3,108
2016	2,645
2017	1,616

Total	15,774

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights amortized over an average usage period of 5 years and charged to general and administrative expenses.

OTHER ASSETS	12 Months Ended
Sep. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets [Text Block]

12.         OTHER ASSETS

Other assets consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Prepaid lease	1,510	2,232
Deposits for purchase of acquired intangible assets	1,280	-
Deposits for purchase of plant and equipment	16,568	2,977
Others	282	37

	19,640	5,246

BORROWINGS	12 Months Ended
Sep. 30, 2012
Borrowings Disclosure [Abstract]
Borrowings Disclosure [Text Block]

13.         BORROWINGS

	September 30,
	2011	2012
	RMB	RMB

Short-term borrowings	20,000	35,000

Current portion of long-term borrowings	-	4,000

Long-term borrowings	-	35,000

As of September 30, 2012, short-term borrowings were comprised of secured and unsecured bank loans of RMB5,000 and RMB30,000, respectively. Secured bank loan of RMB5,000 represented the bank borrowing under Beijing Origin, which has been supported by a land use right of RMB2,546 (note 8) and plant and equipment of RMB35,570 (note 9). The annual interest rate is 6.888%.

On the other hand, unsecured bank loans of RMB30,000 represented the bank borrowings with annual interest rate of 7.216%, which were under Linze Origin. The loans have been guaranteed by Beijing Origin.

As of September 30, 2012, long-term borrowings were comprised of unsecured bank loans of RMB39,000 under Xinjiang Origin, which have been guaranteed by Beijing Origin with annual interest rates ranged from 7.040% to 7.315%. The current portion of the loan amounted to RMB4,000, which will be due within one year, is presented as “current portion of long-term borrowing” on the consolidated balance sheet as of September 30, 2012.

As of September 30, 2011, short-term borrowings were comprised of secured bank loan of RMB20,000 which is under Linze Origin Seed Limited and has been guaranteed by a land use right of RMB453 (note 8) and plant and equipment of RMB6,882 (note 9). The annual interest rate is 6.56%.

Interest expense and weighted average interest rate for the years ended September 30, 2010, 2011 and 2012 were RMB8,539 and 5.70%, RMB1,469 and 6.56%, RMB4,029 and 7.04%, respectively.

OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

14.         OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of:

	September 30,
	2011	2012
	RMB	RMB

Payable for purchase of plant and equipment	206	10,158
Payable for purchase of land use rights	1,050	1,050
Payable for purchase of construction-in-progress	2,009	1,443
Professional fee payable	3,789	2,028
Salaries and bonus payable (note i)	9,949	18,966
Accrued interest	1,813	1,813
Accrued compensation expenses	150	36
Accrued other expenses	1,284	3,917
Other taxes payable	350	782
Deposits from growers	2,407	3,425
Payable for labor union and education expenses	677	595
Loans from employees of Denong (note ii)	310	310
Loans from third parties (note iii)	3,600	3,600
Payable to former owners of Kunfeng	2,060	-
Deferred government subsidies	8,526	6,289
Others	2,171	2,332
	40,351	56,744

Note (i): Salaries and bonus payable increased in fiscal year 2012 due to our bonus payment timing change after our corporate-wide restructuring and the introduction of pay-for-performance contracts with employees.

Note (ii): RMB310 were borrowed from employees of Denong with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2011 and 2012, respectively.

Note (iii): RMB3,600 was borrowed from third party companies with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2011 and 2012, respectively.

OTHER LONG-TERM LIABILITY	12 Months Ended
Sep. 30, 2012
Other Long Term Liabilities Disclosure [Abstract]
Other Long Term Liabilities Disclosure [Text Block]

15.         OTHER LONG-TERM LIABILITY

In the current year, the Company received government subsidies from the local PRC government for plant and equipment projects of RMB14 million (US$2.21 million) and land use right of RMB10.90 million (US$1.72 million). The non-current portion of such government subsidies are recorded as long-term liability for, which will be amortized over the estimated useful lives related to the plant and land use right.

SHARE OPTION PLANS	12 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

16.         SHARE OPTION PLANS

On November 8, 2005, the Company adopted the 2005 Performance Equity Plan (the “2005 Plan”) which allows the Company to offer a variety of incentive awards to employees to acquire up to 1,500,000 ordinary shares under the 2005 Plan. On April 22, 2010, the Company adopted the 2009 Performance Equity Plan and is authorized to issue equity based awards for up to 1,500,000 ordinary shares to the Company’s. The main purpose of the two plans is to provide an existing structure and renewable benefit plan for senior management and directors, employees and consultants.

Under the terms of the 2005 Plan, on November 8, 2005, options to purchase 974,000 ordinary shares at the price of US$8.75 per share were granted (“Tranche 1”), which all expired on November 8, 2010; on October 22, 2007 the Company granted its employees options to purchase 20,000 ordinary shares at the price of US$9.27 which all expired on October 22, 2012 (“Tranche 2”); on March 28, 2008 the Company granted its employees options to purchase 381,000 ordinary shares at the price of US$5.30 (“Tranche 3”); on June 16, 2008 the Company granted its employees options to purchase 10,000 ordinary shares at the price of US$6.64 (“Tranche 4”); and on January 4, 2010 the Company granted its employees options to purchase 125,000 ordinary shares at the price of US$12.23 (“Tranche 5”). Under the terms of the 2009 Plan, on January 3, 2011, the company granted its employees options to purchase 120,000 ordinary shares at the price of US$10.84 (“Tranche 6”); and on January 3, 2012, the company granted its employees options to purchase 365,000 ordinary shares at the price of US$2.55 (“Tranche 7”). All the options have an expiration date that is 5 years from the date of grant and vest immediately or over a period of 1 to 5 years. As of September 30, 2012, there were 259,500 shares under the 2005 Plan allocated to awards and there were 480,000 shares under the 2009 Plan allocated to awards.

On September 14, 2009, the compensation committee of the Board of Directors approved re-pricing of outstanding option grants for reduced awards from US$8.75 per share to US$4.00 per share or the substitution of restricted stock for outstanding grants under Tranche 1 that no longer offer the kind of incentive opportunity originally sought for valued employees. The revised terms of the stock options were accounted for as a modification in accordance with ASC 718-10.  For the purpose of determining the amount of any incremental share-based compensation cost that may have resulted from the modification of the exercise prices, the Company compared the fair value of modified awards and that of the original awards, both estimated at the date of the modification and determined that none of the modifications required the recognition of additional share-based payment expense. The weighted average fair value at the modification date of US$2.66 was estimated using the Black-Scholes Option Pricing Model. As of September 14, 2009, there are modified awards outstanding covering a total of 214,120 ordinary shares which included the restricted stock awards for 89,300 shares. All of these are now expired.

After the adjusted awards, all the option awards have an exercise price of $4.00 to $12.23 and expire 5 years from the date of grant and vest immediately or over a period of 1 to 5 years.

During the fiscal years ended September 30, 2011 and 2012, 90,400 and nil options were exercised.

For the options outstanding at September 30, 2011 and 2012, the weighted average remaining contractual lives are 2.91 and 3.07 years, respectively.

A summary of the share option activity under the 2005 and 2009 Plans is as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6	Tranche 7
Grant date	November 8, 2005	October 22, 2007	March 28, 2008	June 16, 2008	January 4, 2010	January 3, 2011	January 3, 2012

Options outstanding as of October 1, 2010	64,400	5,000	156,167	10,000	125,000	-	-
Number of options granted	-	-	-	-	-	120,000	-
Options exercised	(64,400)	-	(26,000)	-	-	-	-
Options cancelled/ forfeited/ expired	-	-	-	-	(5,000)	-	-

Options outstanding as of September 30, 2011	-	5,000	130,167	10,000	120,000	120,000	-
Number of options granted	-	-	-	-	-	-	365,000
Options cancelled/ forfeited/ expired	-	-	(5,667)	-	-	(5,000)	-
Outstanding as of September 30, 2012	-	5,000	124,500	10,000	120,000	115,000	365,000

Options vested and exercisable
At September 30, 2011	-	-	130,167	10,000	120,000	-	-

At September 30, 2012	-	5,000	124,500	10,000	120,000	115,000	365,000

Weighted average fair value at the grant date (USD)	2.69	4.55	2.69	3.42	7.20	6.08	1.45

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche 1#	Tranche 2	Tranche 3*	Tranche 4	Tranche 5	Tranche 6	Tranche 7

Exercise price (USD)	8.75	9.27	5.30	6.64	12.23	10.84	2.55
Average risk-free interest rate	4.47%	4.08%	2.51%	3.73%	1.66%	1.03%	0.40%
Expected option life (year)	3.5	3.8	2.7	2.9	3	3	3
Volatility rate	30.79%	60.86%	78.17%	77.27%	92.81%	88.03%	90.30%
Dividend yield	-	-	-	-	-	-	-

#	Tranche 1 was modified on September 14, 2009. The exercise price modified to USD 4.00 and the fair value was USD 2.66 at the modified date.

*	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.

The aggregate intrinsic value as of September 30, 2011 and 2012 is USD nil and USD nil respectively.

The Company recorded share-based compensation expense of RMB4,868, RMB4,638 and RMB3,327 for the years ended September 30, 2010, 2011 and 2012 respectively. As of September 30, 2011 and 2012, there were RMB942 and RMB769 of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the Plan. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 0.26 year.

TREASURY STOCK	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Treasury Stock [Text Block]

17.         TREASURY STOCK

During the year ended September 30, 2007, the Company repurchased 498,851 common stock of the Company with a total cost of RMB29,377 under the approval of the Board of Directors. The Company recorded the entire purchase price of the treasury stock as a reduction of equity. The Company has made no additional purchases of common stock during the years ended September 30, 2011 and 2012.

INCOME TAXES	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

18.         INCOME TAXES

Agritech and its subsidiary, State Harvest are incorporated in the British Virgin Islands and are subject to taxation under the laws of the British Virgin Islands. State Harvest’s subsidiary and State Harvest’s variable interest entity, Beijing Origin and its majority owned subsidiaries (together, the “PRC entities”) were incorporated in the PRC and governed by the PRC laws.

The applicable tax rate of the PRC Enterprise Income Tax (“EIT”) was changed from 33% to 25% on January 1, 2008, according to the Corporate Income Tax Law. The preferential tax rate previously enjoyed by the PRC entities is gradually transitioned to the new standard rate of 25% over a five-year transitional period. In addition, article 28 of the new tax law stated that the income tax rate of a “high technology” company (high-tech status) is to remain at 15%.

Preferential tax treatment of Beijing Origin as “high technology” company (High-tech Status) has been agreed with the relevant tax authorities. Beijing Origin is entitled to a preferential tax rate of 15% which is subject to annual review. As a result of these preferential tax treatments, the reduced tax rates applicable to Beijing Origin Seed Limited for 2010, 2011 and 2012 are 15%.

Had all the above tax holidays and concessions not been available, the tax charges would have been higher by RMB7,648, RMB5,226 and RMB2,012, and the basic net income (loss) per share would have been lower (higher) by RMB0.33, RMB(0.23) and RMB(0.16) for the years ended September 30, 2010, 2011 and 2012, respectively. The diluted net income (loss) per share for the years ended September 30, 2010, 2011 and 2012 would have been lower (higher) by RMB0.33, RMB(0.23) and RMB(0.16), respectively.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. Until September 30, 2012, the management considered that the Company had no uncertain tax positions affected its consolidated financial position and results of operations or cash flow other than for the contingent US tax liabilities mentioned under note 21. The Company will continue to evaluate for the uncertain position in future. The estimated interest costs have been provided in the Company’s financial statements up to the year ended September 30, 2012. The Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities and the major one is the China tax authority. The open tax years for examinations in China are 5 years.

The provision for income taxes expenses consists of the following:

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Current	4,046	6,991	589
Deferred	5,273	6,739	1,273

	9,319	13,730	1,862

The principal components of the deferred income tax assets are as follows:

	September 30,
	2011	2012
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	20,928	33,265
Impairment on inventory	3,634	5,772
Others	3,498	6,929

Non-current deferred income tax assets	28,060	45,966
Valuation allowances	(25,032)	(44,211)

Net non-current deferred income tax assets	3,028	1,755

The Company did not have any significant temporary differences relating to deferred tax liabilities as of September 30, 2011 and 2012.

A significant portion of the deferred tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years. Tax losses of non-PRC entities can be carried forward indefinitely. The expiration period of unused tax losses is as follows:

	Year ended September 30,
	2011	2012
	RMB	RMB
Calendar year ending,
2012	11,694	11,694
2013	25,586	15,747
2014	188	-
2015	11,042	10,997
2016	45,944	54,491
2017	-	77,399

	94,454	170,328

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended September 30,
	2010	2011	2012
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(10)	(550)	218
Effect of different tax jurisdiction	4	307	(156)
Permanent book-tax difference	-	403	1,757
Effect of changes of applicable tax rate	-	-	-
Change in valuation allowance	(5)	998	(2,078)
Under (over) provision in prior year	(2)	256	32

Effective income tax rate	12	1,439	(202)

INCOME (LOSS) PER SHARE	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

19.         INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Net income (loss) (numerator), basic and diluted	49,053	(23,079)	(1,434)

Shares (denominator):
Common stock outstanding	23,292,412	23,382,812	23,382,812
Weighted average common stock outstanding used in computing basic income per share	23,189,464	23,351,615	23,382,812

Add: Share options	147,801	-	-
Weighted average common stock outstanding used in computing diluted income per share	23,337,265	23,351,615	23,382,812

Net income (loss) per share-basic	2.12	(1.00)	(0.06)

Net income (loss) per share-diluted	2.10	(1.00)	(0.06)

As of September 30, 2010, the effect of conversion and exercise of the Company’s outstanding options are included as their effect is dilutive. As of September 30, 2011 and 2012, the effect of the outstanding options was anti-dilutive.

EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

20.         EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION

Full time employees of the PRC entities participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were RMB10,494, and RMB12,752, and RMB13,476 for the years ended September 30, 2010, 2011 and 2012, respectively.

Pursuant to the laws applicable to the PRC, domestic PRC entities must make appropriations from after-tax profit to non-distributable reserves funds including: (i) the statutory surplus reserve and; (ii) the statutory public welfare fund. Subject to the limits of 50% of the entity’s registered capital, the statutory surplus reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). The Company’s wholly foreign owned subsidiary, BioTech, however subject to the law applicable to foreign invested enterprises in the PRC, was required annual appropriation of the general reserve fund, no less than 10% of after-tax profit (as determined under PRC GAAP at each year-end). These reserve funds can only be used for specific purposes of enterprise expansion and staff welfare and are not distributable as cash dividends. The appropriation has been made for the years ended September 30, 2010, 2011 and 2012 were RMB2,598, RMB nil and RMB nil. There was no after-tax profit recorded in the PRC statutory accounts for 2012 and 2011. On the other hand, the amount set aside as of September 30, 2011 and 2012 were RMB24,789 and RMB24,789.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

21.         COMMITMENTS AND CONTINGENCIES

(a)       Capital commitments

As of September 30, 2011 and 2012, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2011	2012
	RMB	RMB

Equipment	9	25,615
Plant and building construction	15,353	8,773
Technology use right	730	-
Project of gene modification	5,000	2,000

	21,092	36,388

(b)      Operating lease

The Company acquired certain land use rights for seed development and office premises under non-cancellable leases. Rental expenses under operating leases for the years ended September 30, 2010, 2011 and 2012 were RMB3,614, RMB5,310 and RMB3,773 respectively.

As of September 30, 2012, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2013	2,685
2014	1,504
2015	1,546
2016	1,316
2017	900
Thereafter	8,409

16,360

(c)        Contingent tax liabilities

The Company assesses the contingent tax liabilities that may arise from the Share Exchange Transaction (note 1) and considers such contingent tax liabilities are more-likely-than-not. As of September 30, 2011 and 2012, contingent tax liabilities of RMB39,059 including late payment penalty and interest was included in the income tax payable in the accompanying consolidated balance sheet. The contingent tax was charged to the equity because the assumption of such liabilities by the Company was part of the recapitalization in connection with the Share Exchange Transaction. The Company does not expect to incur tax liabilities at the higher end of the range which were estimated to be in the range RMB39,059 to RMB64,218, based on the information currently available.

In 2009, we reviewed the contingent tax position. On September 23, 2010, the Company filed a revised 2005 tax return to the United States Internal Revenue Service, or IRS, to modify and supplement the previously filed tax return regarding this tax liability. The IRS has not responded to the tax filing as of the date of the filing of this report. While the timeline for the IRS to question on the tax return is generally three years, this matter may take a prolonged period of time to resolve depending on the return time for IRS and the necessity, if any, of future appeals or re-evaluation. No material changes have occurred as of September 30, 2012.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

22.         FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and borrowings are reasonable estimates of their fair value. All the financial instruments are for trade purposes. No level 2 or 3 fair value assessment has been made.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

23.         SEGMENT AND GEOGRAPHIC INFORMATION

The Company’s main products include hybrid corn and rice seeds, which have been organized as one reporting segment since they have similar nature and production procedures, with similar economic characteristics. The Company’s chief operating decision maker, the Chief Executive Officer, receives and reviews the result of the operation for all products as a whole when making decisions about allocating resources and assessing performance of the Company. In accordance with FASB ASC 280-10, the Company is not required to report the segment information for the products.

All of the Company’s sales and all of the Company’s long-lived assets are located in the PRC.

The Company had no customers which accounted for 10% or more of the Company’s revenues for any of the years presented in the consolidated financial statements.

OPERATING RISK	12 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

24.         OPERATING RISK

Concentrations of credit risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains its cash and cash equivalents with high-quality institutions. Generally these deposits may be redeemed upon demand and therefore bear minimal risk.

Interest risk

The interest rates and terms of repayment of bank and other borrowings ranged from 6.56% to 7.32%, which are fixed at the inception of the borrowings. Other financial assets and liabilities do not have material interest rate risk.

Liquidity risk

We believe our working capital is sufficient to meet our present requirements. We may, however, require additional cash due to changing business conditions or other future developments, including any investments or acquisitions we may decide to pursue. In the long-term, we intend to rely primarily on cash flow from operations and additional borrowings from banks to meet our anticipated cash needs. If our anticipated cash flow is insufficient to meet our requirements, we may also seek to sell additional equity, debt or equity-linked securities.

Country risk

The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, among other things. There can be no assurance; however, those changes in political and other conditions will not result in any adverse impact.

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

25.         CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB109,651 and RMB109,651 as of September 30, 2011 and 2012, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2011	2012
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	1,099	1,991
Other receivables	118	3
Acquired intangible assets, net	1	-
Due from inter-companies	136,796	129,807
Total current assets	138,014	131,801
Investment in unconsolidated subsidiaries	165,522	170,383
Total assets	303,536	302,184

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,509	1,506
Other payables and accrued expenses	3,931	572
Income tax payable	39,059	39,059
Total current liabilities	44,499	41,137
Total stockholders’ equity	259,037	261,047
Total liabilities and stockholders’ equity	303,536	302,184

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Cost of revenues	(208)	(21)	-
Operating expenses
Selling and marketing	(295)	(29)	-
General and administrative	(11,058)	(11,596)	(7,475)
Research and development	(146)	(32)	-
Other income, net	-	-	1,595
(Loss) from operations	(11,707)	(11,678)	(5,880)
Equity in earnings of unconsolidated subsidiaries	60,507	(11,402)	4,446
Interest income	253	1	-
Interest expense	-	-	-
Profit (loss) before income taxes	49,053	(23,079)	(1,434)
Income tax expense	-	-	-
Net profit (loss)	49,053	(23,079)	(1,434)

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by/(used in) operating activities	108,012	(3,745)	(2,137)
Net cash provided by/(used in) financing activities	(106,493)	7,292	3,327
Net increase/(decrease) in cash and cash equivalents	1,519	3,547	1,190
Cash and cash equivalents, beginning of year	6,245	4,995	1,099
Effect of exchange rate changes on cash and cash equivalents	(2,769)	(7,443)	(298)
Cash and cash equivalents, end of year	4,995	1,099	1,991

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent Company has used equity method to account for its investments in subsidiaries.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of consolidation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”); include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries and variable interest entities. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Convenience Translation [Policy Text Block]

Convenience translation into United States dollars

The consolidated financial statements are presented in Renminbi. The translation of Renminbi amounts into United States dollar amounts has been made for the convenience of the reader and has been made at the exchange rate quoted by the middle rate by the State Administration of Foreign Exchange in China on September 30, 2012 of RMB6.3410 to US$1.00. Such translation amounts should not be construed as representations that the Renminbi amounts could be readily converted into United States dollar amounts at that rate or any other rate.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include inventory valuation, useful lives of plant and equipment and acquired intangible assets, the valuation allowance for deferred income tax assets and the valuation of embedded derivatives of the convertible notes. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash accounts, interest bearing savings accounts, time certificates of deposit and debt securities with a maturities of three months or less when purchased.

Inventory, Policy [Policy Text Block]

Inventories

Inventories are stated at the lower of cost, determined by weighted-average method, or market. Work-in-progress and finished goods inventories consist of raw materials, direct labor and overhead associated with the manufacturing process.

Land Use Rights [Policy Text Block]

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the term of the land use right agreements on a straight-line basis for the beneficial period.

Property, Plant and Equipment, Policy [Policy Text Block]

Plant and equipment, net

Plant and equipment are recorded at cost less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Plant and building	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5-8 years
Motor vehicles	5-10 years
Leasehold improvements	Shorter of the useful lives or the lease term

The Company constructs certain of its facilities. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, and equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are placed in service

Lease, Policy [Policy Text Block]

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no capital leases for any of the periods presented.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

Goodwill represents the excess of aggregate purchase price over the fair value of net assets acquired in a business combination. Goodwill is not amortized, but instead tested for impairment at least annually or more frequently if certain circumstances indicate a possible impairment may exist. The Company adopted FASB ASC 350-10 and performs its annual impairment review of goodwill on September 30 of each year. Management evaluates the recoverability of goodwill using a two-step impairment test approach at the reporting unit level, which is determined to be the enterprise level. In the first step, the fair value of the reporting unit is compared to its carrying value including goodwill. Second, if the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the goodwill over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a business combination.

The carrying amount of the goodwill at September 30, 2011 and 2012 represents the cost arising from the business combinations in previous years and no impairment on goodwill was recognized for any of the periods presented for the Company. The movement for goodwill is as follow:

	September 30,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of year	16,665	16,665	11,973
Additions	-	-	-
Written off	-	(4,692)	-

	16,665	11,973	11,973

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Acquired intangible assets, net

Acquired intangible assets primarily consist of purchased technology rights and distribution network and are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of these assets and recorded in operating expenses. Amortization is calculated on a straight-line basis over the following estimated useful lives for the main acquired intangible assets:

Technology rights for licensed seeds	3-20 years
Distribution network	6-14 years
Trademark	Indefinite

Trademarks, which have indefinite live, are not amortized, but are reviewed for impairment at least annually, at year end date, or earlier upon the occurrence of certain triggering events.

Valuation Of Long Lived Assets [Policy Text Block]

Valuation of long-lived asset

The Company reviews the carrying value of long-lived assets to be held and used, including other intangible assets subject to amortization, when events and circumstances warrants such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset and intangible assets. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets and intangible assets to be disposed are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Revenue Recognition, Policy [Policy Text Block]

Revenue recognition

The Company derives its revenues primarily from the sale of various branded conventional seeds and branded seeds with biotechnology traits.

Revenue is recognized when pervasive evidence of an arrangement exists, products have been delivered, the price is fixed or determinable, collectability is reasonably assured and the right of return has expired. The Company generally determines the final selling price after a period the goods are delivered to the customers. Accordingly, the Company defers revenues recognition until the selling price has been finalized with the customers.

The estimated amounts of revenues billed in excess of revenues recognized are recorded as deferred revenues.

Government Subsidies [Policy Text Block]

Government subsidies

A government subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received.

When the Company received the government subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are deferred and recorded under other payables and accrued expenses, and other long-term liability. The reclassification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled.

The Company received several financial supports from various levels of the government. In fiscal years 2011 and 2012, the Company received government subsidies of RMB nil and RMB14,000 respectively for plant and equipment projects; RMB nil and RMB10,900 respectively for land use right; and RMB nil and RMB3,640 for R&D and others. Government subsidies recognized as other income in the statement of income for the year ended September 30, 2010, 2011 and 2012, were RMB1,362, RMB nil and RMB3,846, respectively.

Cost of Sales, Policy [Policy Text Block]

Cost of revenues

Cost of revenues consists of expenses directly related to sales, including the purchase prices and development costs for seeds and, during the fiscal years ended September 30, 2011 and 2012, agricultural chemical products, depreciation and amortization, impairment of inventory, shipping and handling costs, salary and compensation, supplies, license fees, and rent.

Research and Development Expense, Policy [Policy Text Block]

Research and development costs

Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred.

Advertising Costs, Policy [Policy Text Block]

Advertising costs

Advertising costs are expensed when incurred and included in selling and marketing expenses. For the years ended September 30, 2010, 2011 and 2012, advertising costs were RMB1,560, RMB1,126 and RMB3,215, respectively.

Shipping and Handling Cost, Policy [Policy Text Block]

Shipping and handling cost

The Company includes shipping and handling costs as either cost of goods sold or selling and administrative expenses depending on the nature of the expenses. Shipping and handling costs which relate to transportation of products to customers’ locations is charged to selling and marketing expenses and shipping and handling which relate to the transportation of goods to factories from suppliers and from one factory to another is charged to cost of revenues.

For the years ended September 30, 2010, 2011 and 2012, shipping and handling cost included in selling and marketing expenses were RMB12,164, RMB10,503, and RMB11,446 respectively.

Allowance For Doubtful Account [Policy Text Block]

Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company records an allowance for uncollectible accounts for this risk.

Income Tax, Policy [Policy Text Block]

Income taxes

Deferred income taxes are recognized for the future tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net of operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The Company adopted FASB ASC 740-10. The Company’s policy on classification of all interest and penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation

The functional currency of the Company excluding Agritech and State Harvest is Renminbi. Monetary assets and liabilities denominated in currencies other than Renminbi are translated into Renminbi at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than Renminbi are converted into Renminbi at the applicable rates of exchange prevailing the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.

The functional currency of Agritech and State Harvest are maintained in United State dollars. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive (loss)/income. The Company has chosen Renminbi as its reporting currency.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Comprehensive income for the years has been disclosed within the consolidated statements of income and comprehensive income for presentational purpose of the disclosure of comprehensive income attributable to Agritech and the non-controlling interests respectively.

Earnings Per Share, Policy [Policy Text Block]

Income per share

Basic income per share is computed by dividing net income by the weighted average number of common shares outstanding during the years. Diluted income per share gives effect to all dilutive potential common shares outstanding during the years. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-based compensation

The Company adopts FASB ASC 718-10. ASC 718-10 requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Fair Value Measurement, Policy [Policy Text Block]

Fair value measurement

The Company adopted FASB ASC 820-10, and which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820-10 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

ASC 820-10 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently issued accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU No. 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is a new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. It is applicable to the Company’s fiscal year beginning January 1, 2012. Currently, the Company evaluated the effect of ASU 2011-05 on its financial statements and does not expect its adoption will have a material effect on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which specifies that an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit, as described in FASB ASC 350-20-35-4. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any, as described in FASB ASC 350-20-35-9. Under the amendments in ASU No. 2011-08, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of ASU No. 2010-28 is not expected to have any impact on the Company’s financial position, results of operations and cash flows.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): disclosures about Offsetting Assets and Liabilities, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. Its adoption of ASU 2011-11 is not expected to have material impact on its consolidated financial statements.

ASU 2011-05 was modified by the issuance of ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 in December 2011, which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company believes that its adoption of ASU 2011-12 will not have any material impact on its consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, which allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. The new guidance allows an entity the option to first assess qualitatively whether it is more likely than not (that is, a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, thus necessitating that it perform the quantitative impairment test. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired. The new guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted for annual and interim impairment tests performed as of a date before July 27, 2012, if the financial statements for the most recent annual or interim period have not yet been issued. The Company will adopt the provisions of this new guidance on October 1, 2012. The Company believes that its adoption of ASU 2012-02 will not have any material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements, which makes certain technical corrections and “conforming fair value amendments” to the FASB Accounting Standards Codification. The amendments affect various codification topics and apply to all reporting entities within the scope of those topics. These provisions of the amendment are effective upon issuance, except for amendments that are subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2012-04 will not have any material impact on its consolidated financial statements.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Subsidiaries and Variable Interest Entities [Table Text Block]
As of September 30, 2012, details of the Company’s subsidiaries and variable interest entities are as follows:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited (“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment holding

Beijing Origin State Harvest	December 1, 2004	People’s Republic	100%	Hybrid seed
Biotechnology Limited (“BioTech”)		of China (“PRC”)		Technology development

Shandong Kunfeng Biochemical Limited (note (iii)) (“Kunfeng”)	June 14, 2006	PRC	100%	Agricultural chemical producer

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development,
				production and
				distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Changchun Origin Seed Technology Development Limited (note (i); note (iv)) (“Changchun Origin”)	April 29, 2003	PRC	99.83%	Hybrid crop seed development, production and distribution

Linze Origin Seed Limited (note (i))	November 18, 2008	PRC	100%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (“Xinjiang Origin”) (note (i); note (ii))	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Denong Zhengcheng Seed Limited (note v) (“Denong”)	June 21, 2000	PRC	98.58%	Hybrid seed development, production and distribution

Note (i):	Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.
Note (ii):	During the year, both Beijing Origin and the non-controlling interest made capital injection to Xinjiang Originbo Seed Company Limited, leading to an increase in its paid in capital to RMB100,000 from RMB40,000 in last year. Subsequent to the capital injection, Beijing Origin holds a 51% ownership interest in Xinjiang Origin.
Note (iii):	As of April 6, 2012, Kunfeng has completed its restructuring procedures and is now a wholly owned subsidiary of BioTech.
Note (iv):	In July 2012, Beijing Origin made capital injection to Changchun Origin, leading to an increase in its paid in capital to RMB30,000 from 5,000 in last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 99.83% from 99% last year.
Note (v):	In June 2012, Beijing Origin made capital injection to Denong, leading to an increase in its paid in capital to RMB120,000 from 80,000 last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 98.58% from 97.87% last year.

Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The net book value of acquired assets and liabilities pursuant to the Share Exchange Transaction is as follows:

RMB
Net assets acquired:
Cash	163,517
Other current assets	6,201
Due to State Harvest Shareholders and their designee	(2,022)
Other payables and accrued expenses	(965)

166,731
Less: Transaction costs paid in cash	(14,430)
Tax effect of the Share Exchange Transaction	(39,060)

113,241

Schedule Of Business Acquisition Additional Purchase Price [Table Text Block]

As further additional purchase price, certain State Harvest Shareholders and their designee will be issued an aggregate of 1,500,000 shares of common stock of Agritech for any of the next four years if, on a consolidated basis, Agritech generates after-tax profits (excluding after-tax operating profits from any subsequent acquisitions of securities that have a dilutive effect and before the expenses of this transaction and director and employee option expense) of at least the following amounts:

After-tax profit
US$
Twelve months ended June 30,
2006	11,000
2007	16,000
2008	21,000
2009	29,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of Goodwill [Table Text Block]	The movement for goodwill is as follow:
	September 30,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of year	16,665	16,665	11,973
Additions	-	-	-
Written off	-	(4,692)	-

	16,665	11,973	11,973

RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule Of Related Party Relationships [Table Text Block]
Related party relationships

Name of related parties	Relationship
Jinong	Being an equity investment of the Company (note 10)
Liyu	Being an equity investment of the Company (note 10)
Henan Agriculture University	Being the non-controlling interest of Beijing Origin
Xinjiang Jinbo Seed Limited	Being the non-controlling interest of Xinjiang Origin

Schedule Of Amounts Due From Related Parties [Table Text Block]
Due from related parties

	September 30,
	2011	2012
	RMB	RMB

Jinong	3,505	-
Henan Agriculture University (note (i))	24	2,082
Non-controlling interests of Denong	7	-
Xinjiang Jinbo Seed Limited	1,447	-
Non-controlling interests of Kunfeng	200	-

	5,183	2,082

Note (i):   The balance as of September 30, 2012 represented the research funding from Origin to SK Wu Research Institute (through Henan Agriculture University), which is jointly sponsored by the provincial government of Henan Province and Origin.

Schedule Of Amounts Due To Related Parties [Table Text Block]
Due to related parties

	September 30,
	2011	2012
	RMB	RMB

Non-controlling interests of Denong	113	-
Xinjiang Jinbo Seed Limited	-	950
Companies controlled by the Company’s directors	1,385	1,366
Ex-shareholders of State Harvest	140	156
Liyu	90	297

	1,728	2,769

Schedule of Related Party Transactions [Table Text Block]
Transactions with related parties

(a)	Sales to

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Jinong	-	2,000	8,319

(b)	Purchases from

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Biocentury	116	-	-
Liyu	240	90	-
Xinjiang Jinbo Seed Limited	-	-	2,788
Jinong	6	-	25,984

	362	90	28,772

(c)	Technology usage fees charged by

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Liyu	5,471	5,953	9,541
Henan Agriculture University	68	-	-
Non-controlling interests of Denong	599	602	-
Biocentury	306	-	-

	6,444	6,555	9,541

The above amounts related to technology usage fees paid to certain related party research centers for the exclusive right to use certain seed technologies.

(d)	Purchases of plant and equipment from

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Jinong	150	-	-

(e)	Rental expense paid for plant and equipment

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Jinong	935	468	-

(f)	Research & Development expenses

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Holding company of Jinong	5,000	5,000	-

(g)	Dividend received from

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Liyu	1,200	2,467	2,100

(h)	Dividend paid to

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Jinong	5,025	10,050	-

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2012
Accounts Receivable [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Allowance for doubtful account is as follows:

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of year	842	842	2,714
Additions	-	1,872	4,038

Balance at end of year	842	2,714	6,752

ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Sep. 30, 2012
Advances To Suppliers [Abstract]
Schedule Of Prepaid Expenses and Other Assets [Table Text Block]

Advances to suppliers consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Purchases of materials	7,460	2,357
Prepayments for advertisement	280	620
Prepayments for transportation fee	-	928
Prepayments for operating lease	218	186
Prepayments for testing fee	284	134
Utility deposit	935	977
Deposits for research and development fee	1,301	1,050
Deposits for housing fund center	323	-
Prepayment for seed usage right	-	574
Others	1,617	976

	12,418	7,802

INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	September 30,
	2011	2012
	RMB	RMB

Work in progress and supplies	197,118	266,632
Finished goods	34,961	43,459
Provision	(21,253)	(27,547)

	210,826	282,544

Schedule Of Provision For Inventories [Table Text Block]

Provision for inventories is as below:

	Years ended September 30,
	2011	2012
	RMB	RMB

Balance at beginning of year	22,026	21,253
Additions	12,978	27,453
Write-off	(13,751)	(21,159)

Balance at end of year	21,253	27,547

OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
Other Current Assets [Abstract]
Schedule of Other Current Assets [Table Text Block]

Other current assets consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Advances to staff for business use	8,287	8,368
Refundable deposit for a cancelled project	241	-
Receivable from liquidation of Jilin Changrong	45,236	-
Receivable from liquidation of Changji	1,751	-
Loan to a customer (note (i))	3,000	-
Deposits for rental	2,666	3,999
Deposits for research and development	2,195	-
Deposits for land use right	-	2,805
Others	1,679	1,235

	65,055	16,407

LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2012
Land Use Rights [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Land use rights, net consist of the following:
	September 30,
	2011	2012
	RMB	RMB

Land use rights	36,569	36,399
Accumulated amortization	(3,475)	(4,081)

Land use rights, net	33,094	32,318

PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Plant and equipment, net consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Plant and building	140,301	155,343
Machinery and equipment	52,972	73,824
Furniture and office equipment	11,466	11,536
Motor vehicles	18,338	10,194
Leasehold improvements	212	212

Total	223,289	251,109
Accumulated depreciation	(61,438)	(66,000)
Construction in progress	28,243	131,976

Plant and equipment, net	190,094	317,085

EQUITY INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]	Equity investments consist of the following:
	September 30,
	2011	2012
	RMB	RMB

Equity method investment	20,503	3,712
Cost method investment	-	18,721
	20,503	22,433

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]

Acquired intangible assets, net consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Technology rights for licensed seeds	74,723	78,323
Distribution network	6,739	6,739
Trademark and certificates	1,687	-
Others	4,763	4,763

	87,912	89,825
Accumulated amortization	(54,366)	(59,926)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	29,232	25,585

Schedule of Expected Amortization Expense [Table Text Block]	Amortization expense on these intangible assets for each of the next five years is as follows:
Year ending September 30,	RMB

2013	4,619
2014	3,786
2015	3,108
2016	2,645
2017	1,616

Total	15,774

OTHER ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets [Table Text Block]

Other assets consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Prepaid lease	1,510	2,232
Deposits for purchase of acquired intangible assets	1,280	-
Deposits for purchase of plant and equipment	16,568	2,977
Others	282	37

	19,640	5,246

BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2012
Borrowings Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	September 30,
	2011	2012
	RMB	RMB

Short-term borrowings	20,000	35,000

Current portion of long-term borrowings	-	4,000

Long-term borrowings	-	35,000

OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Other payables and accrued expenses consist of:

	September 30,
	2011	2012
	RMB	RMB

Payable for purchase of plant and equipment	206	10,158
Payable for purchase of land use rights	1,050	1,050
Payable for purchase of construction-in-progress	2,009	1,443
Professional fee payable	3,789	2,028
Salaries and bonus payable (note i)	9,949	18,966
Accrued interest	1,813	1,813
Accrued compensation expenses	150	36
Accrued other expenses	1,284	3,917
Other taxes payable	350	782
Deposits from growers	2,407	3,425
Payable for labor union and education expenses	677	595
Loans from employees of Denong (note ii)	310	310
Loans from third parties (note iii)	3,600	3,600
Payable to former owners of Kunfeng	2,060	-
Deferred government subsidies	8,526	6,289
Others	2,171	2,332
	40,351	56,744

Note (i): Salaries and bonus payable increased in fiscal year 2012 due to our bonus payment timing change after our corporate-wide restructuring and the introduction of pay-for-performance contracts with employees.

Note (ii): RMB310 were borrowed from employees of Denong with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2011 and 2012, respectively.

Note (iii): RMB3,600 was borrowed from third party companies with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2011 and 2012, respectively.

SHARE OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the share option activity under the 2005 and 2009 Plans is as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6	Tranche 7
Grant date	November 8, 2005	October 22, 2007	March 28, 2008	June 16, 2008	January 4, 2010	January 3, 2011	January 3, 2012

Options outstanding as of October 1, 2010	64,400	5,000	156,167	10,000	125,000	-	-
Number of options granted	-	-	-	-	-	120,000	-
Options exercised	(64,400)	-	(26,000)	-	-	-	-
Options cancelled/ forfeited/ expired	-	-	-	-	(5,000)	-	-

Options outstanding as of September 30, 2011	-	5,000	130,167	10,000	120,000	120,000	-
Number of options granted	-	-	-	-	-	-	365,000
Options cancelled/ forfeited/ expired	-	-	(5,667)	-	-	(5,000)	-
Outstanding as of September 30, 2012	-	5,000	124,500	10,000	120,000	115,000	365,000

Options vested and exercisable
At September 30, 2011	-	-	130,167	10,000	120,000	-	-

At September 30, 2012	-	5,000	124,500	10,000	120,000	115,000	365,000

Weighted average fair value at the grant date (USD)	2.69	4.55	2.69	3.42	7.20	6.08	1.45

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche 1#	Tranche 2	Tranche 3*	Tranche 4	Tranche 5	Tranche 6	Tranche 7

Exercise price (USD)	8.75	9.27	5.30	6.64	12.23	10.84	2.55
Average risk-free interest rate	4.47%	4.08%	2.51%	3.73%	1.66%	1.03%	0.40%
Expected option life (year)	3.5	3.8	2.7	2.9	3	3	3
Volatility rate	30.79%	60.86%	78.17%	77.27%	92.81%	88.03%	90.30%
Dividend yield	-	-	-	-	-	-	-

#	Tranche 1 was modified on September 14, 2009. The exercise price modified to USD 4.00 and the fair value was USD 2.66 at the modified date.

*	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.

INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision for income taxes expenses consists of the following:
	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Current	4,046	6,991	589
Deferred	5,273	6,739	1,273

	9,319	13,730	1,862

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The principal components of the deferred income tax assets are as follows:

	September 30,
	2011	2012
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	20,928	33,265
Impairment on inventory	3,634	5,772
Others	3,498	6,929

Non-current deferred income tax assets	28,060	45,966
Valuation allowances	(25,032)	(44,211)

Net non-current deferred income tax assets	3,028	1,755

Summary of Operating Loss Carryforwards [Table Text Block]

The expiration period of unused tax losses is as follows:

	Year ended September 30,
	2011	2012
	RMB	RMB
Calendar year ending,
2012	11,694	11,694
2013	25,586	15,747
2014	188	-
2015	11,042	10,997
2016	45,944	54,491
2017	-	77,399

	94,454	170,328

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended September 30,
	2010	2011	2012
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(10)	(550)	218
Effect of different tax jurisdiction	4	307	(156)
Permanent book-tax difference	-	403	1,757
Effect of changes of applicable tax rate	-	-	-
Change in valuation allowance	(5)	998	(2,078)
Under (over) provision in prior year	(2)	256	32

Effective income tax rate	12	1,439	(202)

INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Net income (loss) (numerator), basic and diluted	49,053	(23,079)	(1,434)

Shares (denominator):
Common stock outstanding	23,292,412	23,382,812	23,382,812
Weighted average common stock outstanding used in computing basic income per share	23,189,464	23,351,615	23,382,812

Add: Share options	147,801	-	-
Weighted average common stock outstanding used in computing diluted income per share	23,337,265	23,351,615	23,382,812

Net income (loss) per share-basic	2.12	(1.00)	(0.06)

Net income (loss) per share-diluted	2.10	(1.00)	(0.06)

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
As of September 30, 2011 and 2012, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2011	2012
	RMB	RMB

Equipment	9	25,615
Plant and building construction	15,353	8,773
Technology use right	730	-
Project of gene modification	5,000	2,000

	21,092	36,388

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

As of September 30, 2012, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2013	2,685
2014	1,504
2015	1,546
2016	1,316
2017	900
Thereafter	8,409

16,360

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

CONDENSED BALANCE SHEET

	September 30
	2011	2012
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	1,099	1,991
Other receivables	118	3
Acquired intangible assets, net	1	-
Due from inter-companies	136,796	129,807
Total current assets	138,014	131,801
Investment in unconsolidated subsidiaries	165,522	170,383
Total assets	303,536	302,184

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,509	1,506
Other payables and accrued expenses	3,931	572
Income tax payable	39,059	39,059
Total current liabilities	44,499	41,137
Total stockholders’ equity	259,037	261,047
Total liabilities and stockholders’ equity	303,536	302,184

Schedule of Comprehensive Income (Loss) [Table Text Block]

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Cost of revenues	(208)	(21)	-
Operating expenses
Selling and marketing	(295)	(29)	-
General and administrative	(11,058)	(11,596)	(7,475)
Research and development	(146)	(32)	-
Other income, net	-	-	1,595
(Loss) from operations	(11,707)	(11,678)	(5,880)
Equity in earnings of unconsolidated subsidiaries	60,507	(11,402)	4,446
Interest income	253	1	-
Interest expense	-	-	-
Profit (loss) before income taxes	49,053	(23,079)	(1,434)
Income tax expense	-	-	-
Net profit (loss)	49,053	(23,079)	(1,434)

Schedule of Condensed Cash Flow Statement [Table Text Block]

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by/(used in) operating activities	108,012	(3,745)	(2,137)
Net cash provided by/(used in) financing activities	(106,493)	7,292	3,327
Net increase/(decrease) in cash and cash equivalents	1,519	3,547	1,190
Cash and cash equivalents, beginning of year	6,245	4,995	1,099
Effect of exchange rate changes on cash and cash equivalents	(2,769)	(7,443)	(298)
Cash and cash equivalents, end of year	4,995	1,099	1,991

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Beijing Origin Seed Limited [Member]
Entity Incorporation, Date Of Incorporation	Dec 26, 1997	[1]
Entity Incorporation, State Country Name	PRC	[1]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%	[1]
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid crop seed development, production and distribution	[1]
Henan Origin Cotton Technology Development Limited [Member]
Entity Incorporation, Date Of Incorporation	Mar 2, 2001	[1]
Entity Incorporation, State Country Name	PRC	[1]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	92.04%	[1]
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid crop seed development, production and distribution	[1]
Changchun Origin Seed Technology Development Limited [Member]
Entity Incorporation, Date Of Incorporation	Apr 29, 2003	[1],[2]
Entity Incorporation, State Country Name	PRC	[1],[2]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	99.83%	[1],[2]	99.00%
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid crop seed development, production and distribution	[1],[2]
Linze Origin Seed Limited [Member]
Entity Incorporation, Date Of Incorporation	Nov 18, 2008	[1]
Entity Incorporation, State Country Name	PRC	[1]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%	[1]
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid crop seed development, production and distribution	[1]
Xinjiang Originbo Seed Company Limited [Member]
Entity Incorporation, Date Of Incorporation	Jul 13, 2011	[1],[3]
Entity Incorporation, State Country Name	PRC	[1],[3]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	51.00%	[1],[3]
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid crop seed development, production and distribution	[1],[3]
Denong Zhengcheng Seed Limited [Member]
Entity Incorporation, Date Of Incorporation	Jun 21, 2000	[4]
Entity Incorporation, State Country Name	PRC	[4]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	98.58%	[4]	97.87%
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid seed development, production and distribution	[4]
State Harvest Holdings Limited [Member]
Entity Incorporation, Date Of Incorporation	Oct 6, 2004
Entity Incorporation, State Country Name	British Virgin Islands
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Investment Holding
Beijing Origin State Harvest Biotechnology Limited [Member]
Entity Incorporation, Date Of Incorporation	Dec 1, 2004
Entity Incorporation, State Country Name	People's Republic of China ("PRC")
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Hybrid seed Technology development
Shandong Kunfeng Biochemical Limited [Member]
Entity Incorporation, Date Of Incorporation	Jun 14, 2006	[5]
Entity Incorporation, State Country Name	PRC	[5]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%	[5]
Subsidiary or Equity Method Investee, Nature of Operations	Agricultural chemical producer	[5]

[1]	Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as "Beijing Origin".
[2]	In July 2012, Beijing Origin made capital injection to Changchun Origin, leading to an increase in its paid in capital to RMB30,000 from 5,000 in last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 99.83% from 99% last year.
[3]	During the year, both Beijing Origin and the non-controlling interest made capital injection to Xinjiang Originbo Seed Company Limited, leading to an increase in its paid in capital to RMB100,000 from RMB40,000 in last year. Subsequent to the capital injection, Beijing Origin holds a 51% ownership interest in Xinjiang Origin.
[4]	In June 2012, Beijing Origin made capital injection to Denong, leading to an increase in its paid in capital to RMB120,000 from 80,000 last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 98.58% from 97.87% last year.
[5]	As of April 6, 2012, Kunfeng has completed its restructuring procedures and is now a wholly owned subsidiary of BioTech.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012
Net assets acquired:
Cash	163,517
Other current assets	6,201
Due to State Harvest Shareholders and their designee	(2,022)
Other payables and accrued expenses	(965)
Business Acquisition, Cost of Acquired Entity, Purchase Price	166,731
Less: Transaction costs paid in cash	(14,430)
Tax effect of the Share Exchange Transaction	(39,060)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	113,241

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Year 2006 [Member]
Business Acquisition Additional Purchase Price Profit After Tax	$ 11,000
Year 2007 [Member]
Business Acquisition Additional Purchase Price Profit After Tax	16,000
Year 2008 [Member]
Business Acquisition Additional Purchase Price Profit After Tax	21,000
Year 2009 [Member]
Business Acquisition Additional Purchase Price Profit After Tax	$ 29,000

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual)	1 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended
	Sep. 30, 2006 State Harvest Holdings Limited [Member] USD ($)	Sep. 30, 2006 State Harvest Holdings Limited [Member] CNY	Dec. 31, 2004 State Harvest Holdings Limited [Member] USD ($)	Sep. 30, 2012 State Harvest Holdings Limited [Member]	Sep. 30, 2011 State Harvest Holdings Limited [Member]	Dec. 31, 2004 State Harvest Holdings Limited [Member] Financial Advisor [Member]	Dec. 31, 2004 State Harvest Holdings Limited [Member] Criteria One [Member] USD ($)	Dec. 31, 2004 State Harvest Holdings Limited [Member] Criteria Two [Member] USD ($)	Sep. 30, 2011 State Harvest Holdings Limited [Member] Unit Purchase Options [Member]	Sep. 30, 2011 State Harvest Holdings Limited [Member] Redeemable Common Stock Purchase Warrants [Member]	Sep. 30, 2011 State Harvest Holdings Limited [Member] Common Stock [Member]	Sep. 30, 2012 Xinjiang Originbo Seed Company Limited [Member] CNY		Sep. 30, 2011 Xinjiang Originbo Seed Company Limited [Member] CNY	Sep. 30, 2012 Changchun Origin Seed Technology Development Limited [Member] CNY		Sep. 30, 2011 Changchun Origin Seed Technology Development Limited [Member] CNY	Sep. 30, 2012 Denong Zhengcheng Seed Limited [Member] CNY		Sep. 30, 2011 Denong Zhengcheng Seed Limited [Member] CNY	Sep. 30, 2012 Beijing Origin Seed Limited [Member]	Sep. 30, 2011 Beijing Origin Seed Limited [Member]	Sep. 30, 2010 Beijing Origin Seed Limited [Member]
Increase Decrease In Additional Paid In Capial Due To Capital Injection												100,000,000		40,000,000	30,000,000		5,000,000	120,000,000		80,000,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions				100.00%								51.00%	[1],[2]		99.83%	[1],[3]	99.00%	98.58%	[4]	97.87%
Share Exchange Transaction Cash Paid			10,000,000
Share Exchange Transaction Shares Issued			10,000,000			200,000
Share Exchange Transaction Cash Withheld			250,000
Share Exchange Transaction Additional Purchase Price			15,000,000
Share Exchange Transaction Additional Purchase Price Conditions							If Agritech receives at least US$40,000 in gross proceeds in additional financing as a result (i) of the call of the issued and outstanding public warrants assumed by Agritech at the closing; (ii) Agritech���s successful completion of a follow-on offering; or (iii) a private investment into Agritech by a strategic investor (���Financing Adjustment���), then Agritech will pay an additional US$15,000 to State Harvest Shareholders and their designee	If Origin generates net positive cash flow of US$2,000 or more on a consolidated basis (���Earnings Adjustment���), then State Harvest Shareholders and their designee will be entitled to receive 75% of the net positive cash flow up to a maximum of US$7,500 per fiscal year and US$15,000 in the aggregate.
Share Exchange Transaction Gross Proceeds On Additional Financing	40,218,000	324,584,000					40,000
Share Exchange Transaction Minimum Net Positive Cash Flow								2,000
Share Exchange Transaction Additional Purchase Price Percentage								75.00%
Share Exchange Transaction Maximum Additional Annual Purchase Price								7,500
Share Exchange Transaction Additional Purchase Price Paid	$ 15,000,000	120,981,000
Share Exchange Transaction Shares Assumed									350,000	8,050,000	4,025,000
Share Exchange Transaction Additional Purchase Price Shares					1,500,000
Share Exchange Transaction Variable Interest Entity Voting Rights Assigned			97.96%
Variable Interest Entity Revenue Percentage																					96.41%	96.63%	97.96%
Variable Interest Entity Total Assets Percentage																					96.41%	93.00%

[1]	Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as "Beijing Origin".
[2]	During the year, both Beijing Origin and the non-controlling interest made capital injection to Xinjiang Originbo Seed Company Limited, leading to an increase in its paid in capital to RMB100,000 from RMB40,000 in last year. Subsequent to the capital injection, Beijing Origin holds a 51% ownership interest in Xinjiang Origin.
[3]	In July 2012, Beijing Origin made capital injection to Changchun Origin, leading to an increase in its paid in capital to RMB30,000 from 5,000 in last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 99.83% from 99% last year.
[4]	In June 2012, Beijing Origin made capital injection to Denong, leading to an increase in its paid in capital to RMB120,000 from 80,000 last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 98.58% from 97.87% last year.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 USD ($)
Balance	11,973	16,665	16,665	$ 1,888
Additions	0	0	0
Written off	0	(4,692)	0
Balance	11,973	11,973	16,665	$ 1,888

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 Advertising Expense [Member] CNY	Sep. 30, 2011 Advertising Expense [Member] CNY	Sep. 30, 2010 Advertising Expense [Member] CNY	Sep. 30, 2012 Shipping, Handling and Transportation Costs [Member] CNY	Sep. 30, 2011 Shipping, Handling and Transportation Costs [Member] CNY	Sep. 30, 2010 Shipping, Handling and Transportation Costs [Member] CNY	Sep. 30, 2012 Leasehold Improvements [Member]	Sep. 30, 2012 Plant and Equipment Projects [Member] CNY	Sep. 30, 2011 Plant and Equipment Projects [Member] CNY	Sep. 30, 2012 Land Use Right [Member] CNY	Sep. 30, 2011 Land Use Right [Member] CNY	Sep. 30, 2012 Research and Development [Member] CNY	Sep. 30, 2011 Research and Development [Member] CNY	Sep. 30, 2012 Minimum [Member] Technology Rights [Member]	Sep. 30, 2012 Minimum [Member] Distribution Rights [Member]	Sep. 30, 2012 Minimum [Member] Plant and Building [Member]	Sep. 30, 2012 Minimum [Member] Machinery and Equipment [Member]	Sep. 30, 2012 Minimum [Member] Furniture and Office Equipment [Member]	Sep. 30, 2012 Minimum [Member] Vehicles [Member]	Sep. 30, 2012 Maximum [Member] Technology Rights [Member]	Sep. 30, 2012 Maximum [Member] Distribution Rights [Member]	Sep. 30, 2012 Maximum [Member] Plant and Building [Member]	Sep. 30, 2012 Maximum [Member] Machinery and Equipment [Member]	Sep. 30, 2012 Maximum [Member] Furniture and Office Equipment [Member]	Sep. 30, 2012 Maximum [Member] Vehicles [Member]
Foreign Currency Exchange Rate, Translation	6.341	6.341
Property, Plant and Equipment, Useful Life																				20 years	10 years	5 years	5 years			40 years	15 years	8 years	10 years
Property, Plant and Equipment, Estimated Useful Lives											Shorter of the useful lives or the lease term
Finite-Lived Intangible Asset, Useful Life																		3 years	6 years					20 years	14 years
Government Subsidies Recognized		3,846	0	1,362								14,000	0	10,900	0	3,640	0
Selling and marketing	$ (8,900)	(56,437)	(56,831)	(52,227)	3,215	1,126	1,560	11,446	10,503	12,164

RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended
Sep. 30, 2012
Jinong [Member]
Related Party Nature Of Relationship	Being an equity investment of the Company (note 10)
Liyu [Member]
Related Party Nature Of Relationship	Being an equity investment of the Company (note 10)
Henan Agriculture University [Member]
Related Party Nature Of Relationship	Being non-controlling interests of Beijing Origin
Xinjiang Jinbo Seed Limited [Member]
Related Party Nature Of Relationship	Being non-controlling interests of Xinjiang Origin

RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Jinong [Member] CNY	Sep. 30, 2011 Jinong [Member] CNY	Sep. 30, 2012 Henan Agriculture University [Member] CNY		Sep. 30, 2011 Henan Agriculture University [Member] CNY		Sep. 30, 2012 Non-Controlling Interests Of Denong [Member] CNY	Sep. 30, 2011 Non-Controlling Interests Of Denong [Member] CNY	Sep. 30, 2012 Non-Controlling Interests Of Kunfeng [Member] CNY	Sep. 30, 2011 Non-Controlling Interests Of Kunfeng [Member] CNY	Sep. 30, 2012 Xinjiang Jinbo Seed Limited [Member] CNY	Sep. 30, 2011 Xinjiang Jinbo Seed Limited [Member] CNY
Due from related parties (note 3)	$ 328	2,082	5,183	0	3,505	2,082	[1]	24	[1]	0	7	0	200	0	1,447

[1]	The balance as of September 30, 2012 represented the research funding from Origin to SK Wu Research Institute (through Henan Agriculture University), which is jointly sponsored by the provincial government of Henan Province and Origin.

RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Non-Controlling Interests Of Denong [Member] CNY	Sep. 30, 2011 Non-Controlling Interests Of Denong [Member] CNY	Sep. 30, 2012 Xinjiang Jinbo Seed Limited [Member] CNY	Sep. 30, 2011 Xinjiang Jinbo Seed Limited [Member] CNY	Sep. 30, 2012 Directors Controlled Companies [Member] CNY	Sep. 30, 2011 Directors Controlled Companies [Member] CNY	Sep. 30, 2012 Ex-Shareholders Of State Harvest [Member] CNY	Sep. 30, 2011 Ex-Shareholders Of State Harvest [Member] CNY	Sep. 30, 2012 Liyu [Member] CNY	Sep. 30, 2011 Liyu [Member] CNY
Due to related parties (note 3)	$ 437	2,769	1,728	0	113	950	0	1,366	1,385	156	140	297	90

RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 Purchases [Member] CNY	Sep. 30, 2011 Purchases [Member] CNY	Sep. 30, 2010 Purchases [Member] CNY	Sep. 30, 2012 Technology Usage Fees [Member] CNY	Sep. 30, 2011 Technology Usage Fees [Member] CNY	Sep. 30, 2010 Technology Usage Fees [Member] CNY	Sep. 30, 2012 Sale Of Plant and Equipment [Member] CNY	Sep. 30, 2011 Sale Of Plant and Equipment [Member] CNY	Sep. 30, 2012 Jinong [Member] Dividend Paid [Member] CNY	Sep. 30, 2011 Jinong [Member] Dividend Paid [Member] CNY	Sep. 30, 2010 Jinong [Member] Dividend Paid [Member] CNY	Sep. 30, 2012 Jinong [Member] Rental Expense Paid For Plant and Equipment [Member] CNY	Sep. 30, 2011 Jinong [Member] Rental Expense Paid For Plant and Equipment [Member] CNY	Sep. 30, 2010 Jinong [Member] Rental Expense Paid For Plant and Equipment [Member] CNY	Sep. 30, 2012 Jinong [Member] Sales [Member] CNY	Sep. 30, 2011 Jinong [Member] Sales [Member] CNY	Sep. 30, 2010 Jinong [Member] Sales [Member] CNY	Sep. 30, 2012 Jinong [Member] Purchases [Member] CNY	Sep. 30, 2011 Jinong [Member] Purchases [Member] CNY	Sep. 30, 2010 Jinong [Member] Purchases [Member] CNY	Sep. 30, 2012 Jinong [Member] Purchase Of Plant and Equipment [Member] USD ($)	Sep. 30, 2011 Jinong [Member] Purchase Of Plant and Equipment [Member] CNY	Sep. 30, 2010 Jinong [Member] Purchase Of Plant and Equipment [Member] CNY	Sep. 30, 2012 Biocentury [Member] Purchases [Member] CNY	Sep. 30, 2011 Biocentury [Member] Purchases [Member] CNY	Sep. 30, 2010 Biocentury [Member] Purchases [Member] CNY	Sep. 30, 2012 Biocentury [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2011 Biocentury [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2010 Biocentury [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2012 Liyu [Member] Dividend Income [Member] CNY	Sep. 30, 2011 Liyu [Member] Dividend Income [Member] CNY	Sep. 30, 2010 Liyu [Member] Dividend Income [Member] CNY	Sep. 30, 2012 Liyu [Member] Purchases [Member] CNY	Sep. 30, 2011 Liyu [Member] Purchases [Member] CNY	Sep. 30, 2010 Liyu [Member] Purchases [Member] CNY	Sep. 30, 2012 Liyu [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2011 Liyu [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2010 Liyu [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2012 Xinjiang Jinbo Seed Limited [Member] Purchases [Member] CNY	Sep. 30, 2011 Xinjiang Jinbo Seed Limited [Member] Purchases [Member] CNY	Sep. 30, 2010 Xinjiang Jinbo Seed Limited [Member] Purchases [Member] CNY	Sep. 30, 2012 Henan Agriculture University [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2011 Henan Agriculture University [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2010 Henan Agriculture University [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2012 Non-Controlling Interests Of Denong [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2011 Non-Controlling Interests Of Denong [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2010 Non-Controlling Interests Of Denong [Member] Technology Usage Fees [Member] CNY	Sep. 30, 2012 Holding Company Of Jinong [Member] Research and Development Expense [Member] CNY	Sep. 30, 2011 Holding Company Of Jinong [Member] Research and Development Expense [Member] CNY	Sep. 30, 2010 Holding Company Of Jinong [Member] Research and Development Expense [Member] CNY
Related Party Transaction, Amounts of Transaction	28,772	90	362	9,541	6,555	6,444	0	0	0	10,050	5,025	0	468	935	8,319	2,000	0	25,984	0	6	$ 0	0	150	0	0	116	0	0	306	2,100	2,467	1,200	0	90	240	9,541	5,953	5,471	2,788	0	0	0	0	68	0	602	599	0	5,000	5,000

ACCOUNTS RECEIVABLE (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Balance	2,714	842	842
Additions	4,038	1,872	0
Balance	6,752	2,714	842

ADVANCES TO SUPPLIERS (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Purchases of materials		2,357	7,460
Prepayments for advertisement		620	280
Prepayments for transportation fee		928	0
Prepayments for operating lease		186	218
Prepayments for testing fee		134	284
Utility deposit		977	935
Deposits for research and development fee		1,050	1,301
Deposits for housing fund center		0	323
Prepayment for seed usage right		574	0
Others		976	1,617
Advances to suppliers	$ 1,230	7,802	12,418

INVENTORIES (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Work in progress and supplies		266,632	197,118
Finished goods		43,459	34,961
Provision		(27,547)	(21,253)	(22,026)
Inventories	$ 44,558	282,544	210,826

INVENTORIES (Details 1) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Balance at beginning of year	21,253	22,026
Additions	27,453	12,978
Write-off	(21,159)	(13,751)
Balance at end of year	27,547	21,253

INVENTORIES (Details Textual) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Finished goods	43,459	34,961
Debtor [Member]
Finished goods	10,959	10,200

OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY		Sep. 30, 2011 CNY
Advances to staff for business use		8,368		8,287
Refundable deposit for a cancelled project		0		241
Receivable From Liquidation Of Jilin Changrong		0		45,236
Receivable From Liquidation Of Changji		0		1,751
Loan to a customer (note (i))		0	[1]	3,000	[1]
Deposits for rental		3,999		2,666
Deposits for research and development		0		2,195
Deposits for land use right		2,805		0
Others		1,235		1,679
Other current assets (note 7)	$ 2,587	16,407		65,055

[1]	The balance represented the loan to one of the customers in Denong with the interest rate of 6.1% per annum. Full repayment was received in February 2012 together with the interest.

OTHER CURRENT ASSETS (Details Textual)	12 Months Ended
Sep. 30, 2012
Loans Receivable Interest Rate During Period	6.10%

LAND USE RIGHTS, NET (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Land use rights		36,399	36,569
Accumulated amortization		(4,081)	(3,475)
Total	$ 5,097	32,318	33,094

LAND USE RIGHTS, NET (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Use Rights [Member] CNY	Sep. 30, 2011 Use Rights [Member] CNY	Sep. 30, 2010 Use Rights [Member] CNY	Sep. 30, 2012 Asset Pledged As Collateral [Member] CNY	Sep. 30, 2011 Asset Pledged As Collateral [Member] CNY
Land use rights, net	32,318	33,094		$ 5,097				2,546	453
Amortization of Intangible Assets	5,846	8,870	9,692		892	502	489

PLANT AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Plant and building		155,343	140,301
Machinery and equipment		73,824	52,972
Furniture and office equipment		11,536	11,466
Motor vehicles		10,194	18,338
Leasehold improvements		212	212
Total		251,109	223,289
Accumulated depreciation		(66,000)	(61,438)
Construction in progress		131,976	28,243
Plant and equipment, net	$ 50,006	317,085	190,094

PLANT AND EQUIPMENT, NET (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Buildings and Improvements Gross Collateral To Bank Loan	35,570	6,882
Depreciation	12,803	16,235	11,531

EQUITY INVESTMENTS (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Equity method investment	$ 3,538	22,433	20,503
Cost method investment		18,721	0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		22,433	20,503

EQUITY INVESTMENTS (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Liyu [Member]
Equity Method Investment, Ownership Percentage	30.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	4,030	2,954	497
Proceeds from Equity Method Investment, Dividends or Distributions	2,100	2,467	1,200
Jinong [Member]
Equity Method Investment, Ownership Percentage	17.94%	23.00%
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	0	(1,345)	1,215

ACQUIRED INTANGIBLE ASSETS, NET (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Technology Rights [Member] CNY	Sep. 30, 2011 Technology Rights [Member] CNY	Sep. 30, 2012 Distribution Rights [Member] CNY	Sep. 30, 2011 Distribution Rights [Member] CNY	Sep. 30, 2012 Trademarks [Member] CNY	Sep. 30, 2011 Trademarks [Member] CNY	Sep. 30, 2012 Other Intangible Assets [Member] CNY	Sep. 30, 2011 Other Intangible Assets [Member] CNY
Acquired Finite Lived Intangible Asset Gross		89,825	87,912	78,323	74,723	6,739	6,739	0	1,687	4,763	4,763
Accumulated amortization		(59,926)	(54,366)
Impairment provision		(4,314)	(4,314)
Acquired intangible assets, net	$ 4,035	25,585	29,232

ACQUIRED INTANGIBLE ASSETS, NET (Details 1) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
2013		4,619
2014		3,786
2015		3,108
2016		2,645
2017		1,616
Total	$ 5,097	32,318	33,094

ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Amortization of Intangible Assets	5,846	8,870	9,692

OTHER ASSETS (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Prepaid lease		2,232	1,510
Deposits for purchase of acquired intangible assets		0	1,280
Deposits for purchase of plant and equipment		2,977	16,568
Others		37	282
Other Assets, Noncurrent, Total	$ 827	5,246	19,640

BORROWINGS (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Short-term borrowings	$ 5,520	35,000	20,000
Current portion of long-term borrowings	630	4,000	0
Long-term borrowings	$ 5,520	35,000	0

BORROWINGS (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Beijing Origin Seed Limited [Member] CNY	Sep. 30, 2012 Linze Origin Seed Limited [Member]	Sep. 30, 2011 Linze Origin Seed Limited [Member] CNY	Sep. 30, 2012 Xinjiang Originbo Seed Company Limited [Member] Maximum [Member]	Sep. 30, 2012 Xinjiang Originbo Seed Company Limited [Member] Minimum [Member]
Short Term Debt Secured	5,000				5,000		20,000
Short Term Debt Unsecured	30,000
Finite Lived Intangible Assets Collateral To Bank Loan					2,546		453
Plant and Equipment Gross Collateral To Bank Loan					35,570		6,882
Short Term Debt Instrument Annual Interest Rate					6.89%		6.56%
Long Term Debt Instrument Annual Interest Rate						7.22%		7.32%	7.04%
Long-term Debt, Excluding Current Maturities	35,000	0		5,520
Current portion of long-term borrowings (note 13)	4,000	0		630
Interest Expense, Debt	4,092	1,469	8,539
Debt, Weighted Average Interest Rate		6.56%	5.70%	7.04%

OTHER PAYABLES AND ACCRUED EXPENSES (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY		Sep. 30, 2011 CNY
Payable for purchase of plant and equipment		10,158		206
Payable for purchase of land use rights		1,050		1,050
Payable for purchase of construction-in-progress		1,443		2,009
Professional fee payable		2,028		3,789
Salaries and bonus payable (note i)		18,966	[1]	9,949	[1]
Accrued interest		1,813		1,813
Accrued compensation expenses		36		150
Accrued other expenses		3,917		1,284
Other taxes payable		782		350
Deposits from growers		3,425		2,407
Payable for labor union and education expenses		595		677
Loans from employees of Denong (note ii)		310	[2]	310	[2]
Loans from third parties (note iii)		3,600	[3]	3,600	[3]
Payable to former owners of Kunfeng		0		2,060
Deferred government subsidies		6,289		8,526
Others		2,332		2,171
Other payables and accrued expenses (note 14)	$ 8,949	56,744		40,351

[1]	Salaries and bonus payable increased in fiscal year 2012 due to our bonus payment timing change after our corporate-wide restructuring and the introduction of pay-for-performance contracts with employees.
[2]	RMB310 were borrowed from employees of Denong with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2011 and 2012, respectively.
[3]	RMB3,600 was borrowed from third party companies with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2011 and 2012, respectively.

OTHER LONG-TERM LIABILITY (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 Plant and Equipment [Member] USD ($)	Sep. 30, 2012 Plant and Equipment [Member] CNY	Sep. 30, 2012 Land Use Rights [Member] USD ($)	Sep. 30, 2012 Land Use Rights [Member] CNY
Subsidiary Received	$ 2.21	14	$ 1.72	10.9

SHARE OPTION PLANS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Tranche 1 [Member]
Grant date	Nov 8, 2005	Nov 8, 2005
Options outstanding	0	64,400
Number of options granted	0	0
Options exercised	0	(64,400)
Options cancelled/ forfeited/ expired	0	0
Options outstanding	0	0
Options vested and exercisable	0	0
Weighted average fair value at the grant date (USD)	$ 2.69
Tranche 2 [Member]
Grant date	Oct 22, 2007	Oct 22, 2007
Options outstanding	5,000	5,000
Number of options granted	0	0
Options exercised	0	0
Options cancelled/ forfeited/ expired	0	0
Options outstanding	5,000	5,000
Options vested and exercisable	5,000	0
Weighted average fair value at the grant date (USD)	$ 4.55
Tranche 3 [Member]
Grant date	Mar 28, 2008	Mar 28, 2008
Options outstanding	130,167	156,167
Number of options granted	0	0
Options exercised	0	26,000
Options cancelled/ forfeited/ expired	(5,667)	0
Options outstanding	0	130,167
Options vested and exercisable	124,500	130,167
Weighted average fair value at the grant date (USD)	$ 2.69
Tranche 4 [Member]
Grant date	Jun 16, 2008	Jun 16, 2008
Options outstanding	10,000	10,000
Number of options granted	0	0
Options exercised	0	0
Options cancelled/ forfeited/ expired	0	0
Options outstanding	10,000	10,000
Options vested and exercisable	10,000	10,000
Weighted average fair value at the grant date (USD)	$ 3.42
Tranche 5 [Member]
Grant date	Jan 4, 2010	Jan 4, 2010
Options outstanding	120,000	125,000
Number of options granted	0	0
Options exercised	0	0
Options cancelled/ forfeited/ expired	0	(5,000)
Options outstanding	120,000	120,000
Options vested and exercisable	120,000	120,000
Weighted average fair value at the grant date (USD)	$ 7.2
Tranche 6 [Member]
Grant date	Jan 3, 2011	Jan 3, 2011
Options outstanding	120,000	0
Number of options granted	0	120,000
Options exercised	0	0
Options cancelled/ forfeited/ expired	(5,000)	0
Options outstanding	115,000	120,000
Options vested and exercisable	115,000	0
Weighted average fair value at the grant date (USD)	$ 6.08
Tranche 7 [Member]
Grant date	Jan 3, 2012	Jan 3, 2012
Options outstanding	0	0
Number of options granted	0	0
Options exercised	0	0
Options cancelled/ forfeited/ expired	0	0
Options outstanding	365,000	0
Options vested and exercisable	365,000	0
Weighted average fair value at the grant date (USD)	$ 1.45

SHARE OPTION PLANS (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2012
Tranche 1 [Member]
Exercise price (USD)	$ 8.75	[1]
Average risk-free interest rate	4.47%	[1]
Expected option life (year)	3 years 6 months	[1]
Volatility rate	30.79%	[1]
Dividend yield	0.00%	[1]
Tranche 2 [Member]
Exercise price (USD)	$ 9.27
Average risk-free interest rate	4.08%
Expected option life (year)	3 years 9 months 18 days
Volatility rate	60.86%
Dividend yield	0.00%
Tranche 3 [Member]
Exercise price (USD)	$ 5.3	[2]
Average risk-free interest rate	2.51%	[2]
Expected option life (year)	2 years 8 months 12 days	[2]
Volatility rate	78.17%	[2]
Dividend yield	0.00%	[2]
Tranche 4 [Member]
Exercise price (USD)	$ 6.64
Average risk-free interest rate	3.73%
Expected option life (year)	2 years 10 months 24 days
Volatility rate	77.27%
Dividend yield	0.00%
Tranche 5 [Member]
Exercise price (USD)	$ 12.23
Average risk-free interest rate	1.66%
Expected option life (year)	3 years
Volatility rate	92.81%
Dividend yield	0.00%
Tranche 6 [Member]
Exercise price (USD)	$ 10.84
Average risk-free interest rate	1.03%
Expected option life (year)	3 years
Volatility rate	88.03%
Dividend yield	0.00%
Tranche 7 [Member]
Exercise price (USD)	$ 2.55
Average risk-free interest rate	0.40%
Expected option life (year)	3 years
Volatility rate	90.30%
Dividend yield	0.00%

[1]	Tranche 1 was modified on September 14, 2009. The exercise price modified to USD 4.00 and the fair value was USD 2.66 at the modified date.
[2]	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.

SHARE OPTION PLANS (Details Textual)	12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					1 Months Ended								12 Months Ended			12 Months Ended			1 Months Ended			12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2011 USD ($)	Sep. 30, 2012 Tranche 1 [Member] USD ($)		Sep. 30, 2011 Tranche 1 [Member]	Sep. 30, 2010 Tranche 1 [Member]	Sep. 30, 2012 Tranche 2 [Member] USD ($)	Sep. 30, 2011 Tranche 2 [Member]	Sep. 30, 2010 Tranche 2 [Member]	Sep. 30, 2012 Tranche 3 [Member] USD ($)		Sep. 30, 2011 Tranche 3 [Member]	Sep. 30, 2010 Tranche 3 [Member]	Sep. 30, 2012 Tranche 4 [Member] USD ($)	Sep. 30, 2011 Tranche 4 [Member]	Sep. 30, 2010 Tranche 4 [Member]	Sep. 30, 2012 Tranche 5 [Member] USD ($)	Sep. 30, 2011 Tranche 5 [Member]	Sep. 30, 2010 Tranche 5 [Member]	Sep. 30, 2012 Tranche 6 [Member] USD ($)	Sep. 30, 2011 Tranche 6 [Member]	Sep. 30, 2010 Tranche 6 [Member]	Sep. 30, 2012 Tranche 7 [Member] USD ($)	Sep. 30, 2011 Tranche 7 [Member]	Sep. 30, 2010 Tranche 7 [Member]	Sep. 14, 2009 2005 Performance Equity Plan [Member] USD ($)	Nov. 08, 2005 2005 Performance Equity Plan [Member]	Nov. 30, 2005 2005 Performance Equity Plan [Member] Tranche 1 [Member] USD ($)	Oct. 31, 2007 2005 Performance Equity Plan [Member] Tranche 2 [Member] USD ($)	Mar. 31, 2008 2005 Performance Equity Plan [Member] Tranche 3 [Member] USD ($)	Jun. 30, 2008 2005 Performance Equity Plan [Member] Tranche 4 [Member] USD ($)	Jan. 31, 2010 2005 Performance Equity Plan [Member] Tranche 5 [Member] USD ($)	Jan. 31, 2011 2005 Performance Equity Plan [Member] Tranche 6 [Member] USD ($)	Jan. 31, 2012 2005 Performance Equity Plan [Member] Tranche 7 [Member] USD ($)	Apr. 22, 2010 2009 Performance Equity Plan [Member]	Sep. 30, 2012 Before Adjustment [Member]	Sep. 30, 2012 Before Adjustment [Member] 2005 Performance Equity Plan [Member]	Sep. 30, 2012 Before Adjustment [Member] 2009 Performance Equity Plan [Member]	Sep. 30, 2012 After Adjustment [Member]	Sep. 30, 2011 After Adjustment [Member]	Sep. 14, 2009 After Adjustment [Member]	Sep. 30, 2009 After Adjustment [Member] 2005 Performance Equity Plan [Member] Tranche 1 [Member] USD ($)	Sep. 14, 2009 After Adjustment [Member] 2005 Performance Equity Plan [Member] Tranche 1 [Member] USD ($)	Sep. 14, 2009 After Adjustment [Member] Restricted Stock [Member]	Sep. 30, 2012 Minimum [Member] Before Adjustment [Member]	Sep. 30, 2012 Minimum [Member] After Adjustment [Member] USD ($)	Sep. 30, 2012 Maximum [Member] Before Adjustment [Member]	Sep. 30, 2012 Maximum [Member] After Adjustment [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																														1,500,000								1,500,000
Number of options granted						0		0		0	0		0		0		0	0		0	0		0	120,000		0	0				974,000	20,000	381,000	10,000	125,000	120,000	365,000
Exercise price (USD)						$ 8.75	[1]			$ 9.27			$ 5.3	[2]			$ 6.64			$ 12.23			$ 10.84			$ 2.55					$ 8.75	$ 9.27	$ 5.3	$ 6.64	$ 12.23	$ 10.84	$ 2.55								$ 4				$ 4		$ 12.23
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																															Nov 8, 2010	Oct 22, 2012
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period																																							5 years			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																																1 year	1 year	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																								259,500	480,000
Share Based Compensation Arrangement By Share Based Payment Award Weighted Average Fair Value																													$ 2.66																	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						0		0	64,400	5,000	5,000	5,000	0		130,167	156,167	10,000	10,000	10,000	120,000	120,000	125,000	115,000	120,000	0	365,000	0	0																214,120			89,300
Issuance of common stock upon exercise of share options (in shares)						0		64,400		0	0		0		(26,000)		0	0		0	0		0	0		0	0															0	90,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 25 days	3 years 25 days	2 years 10 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0				$ 0
Share-based compensation expense	525,000	3,327,000	4,638,000	4,868,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		769,000	942,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 months 4 days	3 months 4 days

[1]	Tranche 1 was modified on September 14, 2009. The exercise price modified to USD 4.00 and the fair value was USD 2.66 at the modified date.
[2]	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.

TREASURY STOCK (Details Textual) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2007
Stock Repurchased During Period, Shares (in shares)	498,851
Stock Repurchased During Period, Value	29,377

INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Current	$ (93)	(589)	(6,991)	(4,046)
Deferred	(201)	(1,273)	(6,739)	(5,273)
Income tax expense	$ (294)	(1,862)	(13,730)	(9,319)

INCOME TAXES (Details 1) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Non-current deferred tax assets:
Net operating loss carry forward		33,265	20,928
Impairment on inventory		5,772	3,634
Others		6,929	3,498
Non-current deferred income tax assets		45,966	28,060
Valuation allowances		(44,211)	(25,032)
Net non-current deferred income tax assets	$ 277	1,755	3,028

INCOME TAXES (Details 2) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deferred Tax Assets, Tax Credit Carryforwards	170,328	94,454
2012
Deferred Tax Assets, Tax Credit Carryforwards	11,694	11,694
2013
Deferred Tax Assets, Tax Credit Carryforwards	15,747	25,586
2014
Deferred Tax Assets, Tax Credit Carryforwards	0	188
2015
Deferred Tax Assets, Tax Credit Carryforwards	10,997	11,042
2016
Deferred Tax Assets, Tax Credit Carryforwards	54,491	45,944
2017
Deferred Tax Assets, Tax Credit Carryforwards	77,399	0

INCOME TAXES (Details 3)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2008
Statutory rate	25.00%	25.00%	25.00%	33.00%
Effect of preferential tax treatment	218.00%	(550.00%)	(10.00%)
Effect of different tax jurisdiction	(156.00%)	307.00%	4.00%
Permanent book-tax difference	1757.00%	403.00%	0.00%
Effect of changes of applicable tax rate	0.00%	0.00%	0.00%
Change in valuation allowance	(2078.00%)	998.00%	(5.00%)
Under (over) provision in prior year	32.00%	256.00%	(2.00%)
Effective income tax rate	(202.00%)	1439.00%	12.00%

INCOME TAXES (Details Textual) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2008
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%	25.00%	33.00%
Preferential Tax Rate	25.00%
Effective Income Tax Rate, Continuing Operations	(202.00%)	1439.00%	12.00%
Income Tax Holiday Effect On Tax Charges	2,012	5,226	7,648
Income Tax Holiday, Income Tax Benefits Per Share	(0.16)	(0.23)	0.33
Income Tax Holiday Income Tax Diluted Earnings Per Share	(0.16)	(0.23)	0.33
Operating Loss Carryforwards, Expiration Dates	five years
Beijing Origin Seed Limited [Member]
Preferential Tax Rate	15.00%	15.00%	15.00%
High Tech Status [Member]
Effective Income Tax Rate, Continuing Operations	15.00%

INCOME (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Net income (loss) (numerator), basic and diluted	$ (226)	(1,434)	(23,079)	49,053
Shares (denominator):
Common stock outstanding	23,382,812	23,382,812	23,382,812	23,292,412
Weighted average common stock outstanding used in computing basic income per share	23,382,812	23,382,812	23,351,615	23,189,464
Add: Share options	0	0	0	147,801
Weighted average common stock outstanding used in computing diluted income per share	23,382,812	23,382,812	23,351,615	23,337,265
Net income (loss) per share-basic	$ (0.01)	(0.06)	(1)	2.12
Net income (loss) per share-diluted	$ (0.01)	(0.06)	(1)	2.1

EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Contribution Plan, Cost Recognized	13,476	12,752	10,494
Percentage Of Entity Registered Capital	50.00%
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%
Statutory Surplus Reserve Fund Annual Appropriation	0	0	2,598
Statutory Surplus Reserve Fund Appropriations	24,789	24,789
Beijing Origin State Harvest Biotechnology Limited [Member]
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%

COMMITMENTS AND CONTINGENCIES (Details) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Other Commitment	36,388	21,092
Equipment [Member]
Other Commitment	25,615	9
Plant and building construction [Member]
Other Commitment	8,773	15,353
Technology use right [Member]
Other Commitment	0	730
Project of gene modification [Member]
Other Commitment	2,000	5,000

COMMITMENTS AND CONTINGENCIES (Details 1) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012
2013	2,685
2014	1,504
2015	1,546
2016	1,316
2017	900
Thereafter	8,409
Operating Leases, Future Minimum Payments Due	16,360

COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Maximum [Member] CNY	Sep. 30, 2012 Minimum [Member] CNY	Sep. 30, 2012 Contingent Tax Liabilities [Member] CNY	Sep. 30, 2011 Contingent Tax Liabilities [Member] CNY
Operating Leases, Rent Expense	3,773	5,310	3,614
Income tax payable (note 18; note 21)	39,060	39,060		6,160			39,059	39,059
Contingent Tax Liabilities Range Of Tax Liabilities					64,218	39,059

OPERATING RISK (Details Textual)	Sep. 30, 2012
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.32%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.56%

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2009 CNY	Sep. 30, 2012 Parent Company [Member] CNY	Sep. 30, 2011 Parent Company [Member] CNY	Sep. 30, 2010 Parent Company [Member] CNY	Sep. 30, 2009 Parent Company [Member] CNY
ASSETS
Cash and cash equivalents	$ 24,095	152,789	$ 20,492	129,942	299,672	121,255	1,991	1,099	4,995	6,245
Other receivables							3	118
Acquired intangible assets, net	4,035	25,585		29,232			0	1
Due from inter-companies	328	2,082		5,183			129,807	136,796
Total current assets	88,162	559,042		510,818			131,801	138,014
Investment in unconsolidated subsidiaries	3,538	22,433		20,503			170,383	165,522
Total assets	153,830	975,437		818,382			302,184	303,536
LIABILITIES AND EQUITY
Due to related parties	437	2,769		1,728			1,506	1,509
Other payables and accrued expenses	8,949	56,744		40,351			572	3,931
Income tax payable	6,160	39,060		39,060			39,059	39,059
Total current liabilities	95,442	605,195		532,571			41,137	44,499
Total stockholders' equity	49,429	313,432		285,811	328,974	277,722	261,047	259,037
Total liabilities and stockholders' equity	$ 153,830	975,437		818,382			302,184	303,536

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 Parent Company [Member] CNY	Sep. 30, 2011 Parent Company [Member] CNY	Sep. 30, 2010 Parent Company [Member] CNY
Cost of revenues	$ 61,155	387,783	371,591	353,587	0	(21)	(208)
Operating expenses
Selling and marketing	(8,900)	(56,437)	(56,831)	(52,227)	0	(29)	(295)
General and administrative	(12,236)	(77,585)	(86,748)	(78,708)	(7,475)	(11,596)	(11,058)
Research and development	(5,934)	(37,629)	(44,771)	(38,356)	0	(32)	(146)
Other income, net					1,595	0	0
(Loss) from operations					(5,880)	(11,678)	(11,707)
Equity in earnings of unconsolidated subsidiaries					4,446	(11,402)	60,507
Interest income	401	2,547	1,771	1,634	0	1	253
Interest expense	(635)	(4,029)	(1,469)	(8,539)	0	0	0
Income (loss) before income taxes	(145)	(923)	949	75,670	(1,434)	(23,079)	49,053
Income tax expense	294	1,862	13,730	9,319	0	0	0
Net profit (loss)	$ (439)	(2,785)	(12,781)	66,351	(1,434)	(23,079)	49,053

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 Parent Company [Member] CNY	Sep. 30, 2011 Parent Company [Member] CNY	Sep. 30, 2010 Parent Company [Member] CNY
Net cash provided by/(used in) operating activities	$ 13,044	82,713	37,457	298,604	(2,137)	(3,745)	108,012
Net cash provided by/(used in) financing activities	13,152	83,400	(55,736)	(136,359)	3,327	7,292	(106,493)
Net increase (decrease) in cash and cash equivalents	3,584	22,730	(172,669)	177,350	1,190	3,547	1,519
Cash and cash equivalents, beginning of year	20,492	129,942	299,672	121,255	1,099	4,995	6,245
Effect of exchange rate changes on cash and cash equivalents	19	117	2,939	1,067	(298)	(7,443)	(2,769)
Cash and cash equivalents, end of year	$ 24,095	152,789	129,942	299,672	1,991	1,099	4,995

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Restriction In Transfer Of Some Net Assets To Parent Company	109,651	109,651